        As filed with the Securities and Exchange Commission on or about
                                January 17, 2003

                                                  File Nos. 811-4138 and 2-94067


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. __                        [ ]

                       Post-Effective Amendment No. __                       [ ]
                       (Check appropriate box or boxes)

                           Allmerica Investment Trust
               (Exact Name of Registrant as Specified in Charter)

                               440 Lincoln Street
                         Worcester, Massachusetts 01653

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 855-1000

                                 George M. Boyd
            Allmerica Financial Investment Management Services, Inc.
                               440 Lincoln Street
                         Worcester, Massachusetts 01653
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on February 17, 2003, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered ......  Shares of common stock, no par value, of the Select Growth Fund,
                                             the Select International Equity
                                             Fund, the Equity Index Fund and the
                                             Select Investment Grade Income
                                             Fund, each a Series of the
                                             Registrant

                          ALLMERICA INVESTMENT TRUST
                              440 LINCOLN STREET
                        WORCESTER, MASSACHUSETTS 01653

Dear Life Insurance Policy and Annuity Contract Owners:

   Allmerica Investment Trust (the "Trust") will hold a special meeting of shareholders of the Select Strategic Growth Fund (the "Strategic Growth Fund"), Select Emerging Markets Fund (the "Emerging Markets Fund"), Select Growth and Income Fund (the "Growth and Income Fund"), Select Aggressive Growth Fund (the "Aggressive Growth Fund"), and Select Strategic Income Fund (the "Strategic Income Fund," and, collectively with the Strategic Growth Fund, Emerging Markets Fund, Growth and Income Fund, Aggressive Growth Fund and Strategic Growth Fund, the "Acquired Funds") on Thursday, March 27, 2003 at 9:00 a.m. Eastern Time at 440 Lincoln Street, Worcester, Massachusetts, 01653. At the meeting, shareholders of each Acquired Fund will be asked to consider and approve an Agreement and Plan of Reorganization whereby each Acquired Fund would be reorganized into part of another series of the Trust (collectively, the "Acquiring Funds"). If each of the Agreements and Plans of Reorganization is approved,

    . The Strategic Growth Fund would merge with and into the Select Growth Fund (the "Select Growth Fund");

    . The Emerging Markets Fund would merge with and into the Select International Equity Fund (the "International Equity Fund");

    . The Growth and Income Fund would merge with and into the Equity Index Fund (the "Equity Index Fund");

    . The Aggressive Growth Fund would merge with and into the Select Growth Fund and

    . The Strategic Income Fund would merge with and into the Select Investment Grade Income Fund (the "Investment Grade Income Fund").

   A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement, which explains in more detail the proposals to be considered.

   The acquisition of each of the Acquired Funds has been proposed by Allmerica Financial Investment Management Services, Inc., the Funds' adviser ("Allmerica Financial"), as part of an overall plan of Allmerica Financial to streamline the funds the Trust offers separate accounts ("Separate Accounts") maintained by First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company (the "Insurance Companies"). Allmerica Financial recommended the proposed reorganizations to the Trust's Board of Trustees in light of the Insurance Companies' recent decision to cease selling variable life insurance and variable annuity contracts to the public.

   Like each of the Acquired Funds, each of the Acquiring Funds is currently offered only to separate accounts ("Separate Accounts") of the Insurance Companies and is advised by Allmerica Financial Investment Management Services, Inc. The Strategic Growth Fund is subadvised by TCW Investment Management Company and the Select Growth Fund is subadvised by Putnam Investment Management, LLC. The Emerging Markets Fund is subadvised by Schroder Investment Management North America Inc. and the International Equity Fund is subadvised by Bank of Ireland Asset Management (U.S.) Limited. The Growth and Income Fund is subadvised by J.P. Morgan Investment Management Inc. and the Equity Index Fund is subadvised by Allmerica Asset Management, Inc. The Aggressive Growth Fund is subadvised by both Massachusetts Financial Services Company and Jennison Associates LLC and the Select Growth Fund is subadvised by Putnam Investment Management, LLC. The Strategic Income Fund is subadvised by both Western Asset Management Company and Western Asset Management Company Limited and the Investment Grade Income Fund is subadvised by Allmerica Asset Management, Inc. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of each of the Acquired Funds and the specific reasons each is being proposed.

   Although you are not a direct shareholder of an Acquired Fund, as an owner of a variable life insurance policy or variable annuity contract issued by Separate Accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the meeting. You may give voting instructions for the number of shares of the relevant Acquired Fund attributable to your life insurance policy or annuity contract as of the close of business on January 8, 2003.

   YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

   Please take a few moments to review the details of the proposals. If you have any questions regarding the acquisition of the Acquired Funds, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement. We urge you to vote at your earliest convenience.

   We appreciate your participation and prompt response in these matters and thank you for your continued support.

                                          Very truly yours,

                                          John P. Kavanaugh
                                          President

[February   ], 2003

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD MARCH 27, 2003

                          ALLMERICA INVESTMENT TRUST

To the Shareholders:

   A Special Meeting of the shareholders of each of the Select Strategic Growth Fund (the "Strategic Growth Fund"), Select Emerging Markets Fund (the "Emerging Markets Fund"), Select Growth and Income Fund (the "Growth and Income Fund"), Select Aggressive Growth Fund (the "Aggressive Growth Fund"), and Select Strategic Income Fund (the "Strategic Income Fund," and, collectively with the Strategic Growth Fund, Emerging Markets Fund, Growth and Income Fund, Aggressive Growth Fund and Strategic Growth Fund, the "Acquired Funds"), five series of Allmerica Investment Trust (the "Trust"), will be held at 9:00 a.m. Eastern Time on Thursday, March 27, 2003, at 440 Lincoln Street, Worcester, Massachusetts 01653 for these purposes:

    1. To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Strategic Growth Fund to, and the assumption of all of the liabilities of the Strategic Growth Fund by, the Select Growth Fund (the "Select Growth Fund"), another series of the Trust, in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Strategic Growth Fund, in complete liquidation of the Strategic Growth Fund.

    2. To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Emerging Markets Fund to, and the assumption of all of the liabilities of the Emerging Markets Fund by, the Select International Equity Fund (the "International Equity Fund"), another series of the Trust, in exchange for shares of the International Equity Fund, and the distribution of such shares to the shareholders of the Emerging Markets Fund, in complete liquidation of the Emerging Markets Fund.

    3. To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Growth and Income Fund to, and the assumption of all of the liabilities of the Growth and Income Fund by, the Equity Index Fund, another series of the Trust, in exchange for shares of the Equity Index Fund, and the distribution of such shares to the shareholders of the Growth and Income Fund, in complete liquidation of the Growth and Income Fund.

    4. To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Aggressive Growth Fund to, and the assumption of all of the liabilities of the Aggressive Growth Fund by, the Select Growth Fund, another series of the Trust, in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Aggressive Growth Fund, in complete liquidation of the Aggressive Growth Fund.

    5. To approve the Agreement and Plan of Reorganization providing for the sale of all of the assets of the Strategic Income Fund to, and the assumption of all of the liabilities of the Strategic Income Fund by, the Select Investment Grade Income Fund (the "Investment Grade Income Fund," and, collectively with the Select Growth Fund, International Equity Fund, Equity Index Fund and Select Growth Fund, the "Acquiring Funds"), another series of the Trust, in exchange for shares of the Investment Grade Income Fund, and the distribution of such shares to the shareholders of the Strategic Income Fund, in complete liquidation of the Strategic Income Fund.

    6. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

   Only shareholders of record as of the close of business on January 8, 2003 will be entitled to notice of and to vote at the meeting and any adjournment thereof. For proposals 1 through 5 above, only shareholders of the particular Acquired Fund at issue will be allowed to vote on the proposal pertaining to the merger of that particular Acquired Fund into its relevant Acquiring Fund.

                                          George M. Boyd
                                          Secretary

[February  ], 2003

PROSPECTUS                                                    February   , 2003


                          ALLMERICA INVESTMENT TRUST

   This Prospectus describes the following four investment Funds of the Trust which serve as underlying investments for insurance related accounts.



                              Select Growth Fund

                       Select International Equity Fund

                               Equity Index Fund

                      Select Investment Grade Income Fund


   This Prospectus explains what you should know about each of the Funds. Please read it carefully before you invest.

   A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.

   Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                                   ALLMERICA
                                  INVESTMENT
                                     TRUST

                              440 Lincoln Street
                        Worcester, Massachusetts 01653
                                1-800-828-0540

                          PROSPECTUS/PROXY STATEMENT

                               [        ], 2003

Acquisition of the Assets and Liabilities of the Select Strategic Growth Fund, Select Emerging Markets Fund, Select Growth and Income Fund, Select Aggressive
                 Growth Fund and Select Strategic Income Fund

                          ALLMERICA INVESTMENT TRUST
                              440 LINCOLN STREET
                        WORCESTER, MASSACHUSETTS 01653
                                (800) 828-0540

                               TABLE OF CONTENTS


  I. Questions and Answers..................................................   3

 II. Proposal 1--Merger of the Strategic Growth Fund into the Select Growth
              Fund..........................................................   6

III. Proposal 2--Merger of the Emerging Markets Fund into the International
              Equity Fund...................................................  14

 IV. Proposal 3--Merger of the Growth and Income Fund into the Equity Index
              Fund..........................................................  22

  V. Proposal 4--Merger of the Aggressive Growth Fund into the Select Growth
              Fund..........................................................  30

 VI. Proposal 5--Merger of the Strategic Income Fund into the Investment
              Grade Income Fund.............................................  37

VII. General Information....................................................  45

     Information About the Mergers..........................................  45

     Organization...........................................................  46

     Shares to be Issued....................................................  46

     Federal Income Tax Consequences........................................  47

     Voting Information.....................................................  48

     Costs of Mergers.......................................................  50

Appendix A--Form of Agreement and Plan of Reorganization.................... A-1

Appendix B--Capitalization.................................................. B-1

Appendix C--Management's Discussion of Fund Performance, Fund Return
          Information and Financial Highlights.............................. C-1

Appendix D--Description of Principal Risks, Pricing of Fund Shares, Purchase
          and Redemption of Shares, Distribution Fees, Distributions and
          Taxes............................................................. D-1

Introduction

   a) This Prospectus/Proxy Statement contains information that shareholders of each of the Select Strategic Growth Fund (the "Strategic Growth Fund"), Select Emerging Markets Fund (the "Emerging Markets Fund"), Select Growth and Income Fund (the "Growth and Income Fund"), Select Aggressive Growth Fund (the "Aggressive Growth Fund"), and Select Strategic Income Fund (the "Strategic Income Fund," and, collectively with the Strategic Growth Fund, Emerging Markets Fund, Growth and Income Fund, Aggressive Growth Fund, and the Strategic Income Fund, the "Acquired Funds"), five series of Allmerica Investment Trust (the "Trust"), should know before voting on the relevant following proposals:

      1. The sale of all of the assets of the Strategic Growth Fund to, and the assumption of all of the liabilities of the Strategic Growth Fund by, the Select Growth Fund (the "Select Growth Fund"), another series of the Trust, in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Strategic Growth Fund, in complete liquidation of the Strategic Growth Fund (To be voted on by shareholders of the Strategic Growth Fund only);

      2. The sale of all of the assets of the Emerging Markets Fund to, and the assumption of all of the liabilities of the Emerging Markets Fund by, the Select International Equity Fund (the "International Equity Fund"), another series of the Trust, in exchange for shares of the International Equity Fund, and the distribution of such shares to the shareholders of the Emerging Markets Fund, in complete liquidation of the Emerging Markets Fund (To be voted on by shareholders of the Emerging Markets Fund only);

      3. The sale of all of the assets of the Growth and Income Fund to, and the assumption of all of the liabilities of the Growth and Income Fund by, the Equity Index Fund, another series of the Trust, in exchange for shares of the Equity Index Fund, and the distribution of such shares to the shareholders of the Growth and Income Fund, in complete liquidation of the Growth and Income Fund (To be voted on by shareholders of the Growth and Income Fund only);

      4. The sale of all of the assets of the Aggressive Growth Fund to, and the assumption of all of the liabilities of the Aggressive Growth Fund by, the Select Growth Fund, another series of the Trust, in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Aggressive Growth Fund, in complete liquidation of the Aggressive Growth Fund (To be voted on by shareholders of the Aggressive Growth Fund only); and

      5. The sale of all of the assets of the Strategic Income Fund to, and the assumption of all of the liabilities of the Strategic Income Fund by, the Select Investment Grade Income Fund (the "Investment Grade Income Fund," and, collectively with the Select Growth Fund, International Equity Fund, Equity Index Fund and Select Growth Fund, the "Acquiring Funds"), another series of the Trust, in exchange for shares of the Investment Grade Income Fund, and the distribution of such shares to the shareholders of the Strategic Income Fund, in complete liquidation of the Strategic Income Fund (To be voted on by shareholders of the Strategic Income Fund only).

   Proposals 1-5 above will be considered at a Special Meeting of Shareholders of the Acquired Funds (the "Meeting"), which will be held at 9:00 a.m. Eastern Time on March 27, 2003, at the offices of Allmerica Financial Investment Management Services, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653. Please read this Prospectus/Proxy Statement and keep it for future reference.

   The proposed mergers of the Acquired Funds into the Acquiring Funds are referred to individually as a "Merger" and collectively as the "Mergers." Shares of the Acquired and Acquiring Funds (each, a "Fund" and, collectively, the "Funds") are currently offered only to separate accounts ("Separate Accounts") established by First Allmerica Financial Life Insurance Company ("First Allmerica") or Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial Life" and, together with First Allmerica, the "Insurance Companies"), subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies, the largest of which is First Allmerica, for the purpose of funding variable annuity contracts and variable life insurance policies (such contracts and policies being referred to hereafter as "Contracts") issued by First Allmerica or Allmerica Financial Life. Each Insurance Company is the legal owner of shares of the Acquired Funds and has the right to vote those shares at the Meeting. Although you are not a direct shareholder of an Acquired Fund, as an owner of a variable life insurance policy or variable annuity contract issued by Separate Accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the Meeting.

   If the Mergers occur, your contract will be invested in shares of the relevant Acquiring Fund. If the Agreement and Plan of Reorganization, the form of which is attached hereto as Appendix A (the "Reorganization Agreement"), is approved by the shareholders of the Acquired Funds and the relevant Mergers occur, each Acquired Fund will transfer all of the assets and liabilities attributable to its shares to the relevant Acquiring Fund in exchange for shares of the Acquiring Fund. Each exchange, which will be effected on the basis of the relative net asset values of the relevant Acquired and Acquiring Funds, will be followed immediately by the distribution of the shares of the relevant Acquiring Fund received by the relevant Acquired Fund to the shareholders of such Acquired Fund in complete liquidation of the Acquired Fund.

   Each Merger is not dependent upon the approval of any of other Merger. The outcome of a Proposal will not be affected by the outcome of any other Proposal. For example, if Proposal 1 is approved by shareholders of the Strategic Growth Fund, that Fund will be reorganized into the Select Growth Fund, regardless of whether the shareholders of the Aggressive Growth Fund approve Proposal 4.

   Please review the information about the Acquiring Funds in Appendix C of this Prospectus/Proxy Statement. Appendix C contains information concerning the Acquiring Funds' performance. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

    . The Statement of Additional Information of the Trust, dated May 1, 2002, as revised or supplemented from time to time.

    .  The Statement of Additional Information of the Trust relating to this
       Prospectus/Proxy Statement, dated February   , 2003.

   The Funds have previously sent their Annual and Semi-Annual Reports to their shareholders. For a free copy of the Funds' most recent Annual and Semi-Annual Reports or any of the documents listed above relating to the Funds, please call 1-800-828-0540 or write to Allmerica Investment Trust at 440 Lincoln Street, Worcester, Massachusetts 01653. Text-only versions of all the Funds' documents can be viewed online or downloaded from the EDGAR database on the SEC's internet site at www.sec.gov. You can review and copy information about each Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           I. QUESTIONS AND ANSWERS

   The following questions and responses provide an overview of key features of the Mergers and of the information contained in this combined Prospectus/Proxy Statement. Please review the full Prospectus/Proxy Statement prior to casting your vote.

1.  What is being proposed?

   The Trustees of the Trust (the "Trustees") are recommending the following
Proposals:

      1. The sale of all of the assets of the Strategic Growth Fund to, and the assumption of all of the liabilities of the Strategic Growth Fund by, the Select

   Growth Fund, in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Strategic Growth Fund, in complete liquidation of the Strategic Growth Fund;

      2. The sale of all of the assets of the Emerging Markets Fund to, and the assumption of all of the liabilities of the Emerging Markets Fund by, the International Equity Fund, in exchange for shares of the International Equity Fund, and the distribution of such shares to the shareholders of the Emerging Markets Fund, in complete liquidation of the Emerging Markets Fund;

      3. The sale of all of the assets of the Growth and Income Fund to, and the assumption of all of the liabilities of the Growth and Income Fund by, the Equity Index Fund, in exchange for shares of the Equity Index Fund, and the distribution of such shares to the shareholders of the Growth and Income Fund, in complete liquidation of the Growth and Income Fund;

      4. The sale of all of the assets of the Aggressive Growth Fund to, and the assumption of all of the liabilities of the Aggressive Growth Fund by, the Select Growth Fund, in exchange for shares of the Select Growth Fund, and the distribution of such shares to the shareholders of the Aggressive Growth Fund, in complete liquidation of the Aggressive Growth Fund and

      5. The sale of all of the assets of the Strategic Income Fund to, and the assumption of all of the liabilities of the Strategic Income Fund by, the Investment Grade Income Fund, in exchange for shares of the Investment Grade Income Fund, and the distribution of such shares to the shareholders of the Strategic Income Fund, in complete liquidation of the Strategic Income Fund.

   If a Proposal is approved, each Insurance Company Separate Account that owns shares of the relevant Acquired Fund will receive shares of the relevant Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of its Acquired Fund shares as of the business day before the closing of the relevant Merger. As a result, your variable life insurance or annuity contract will be invested in Acquiring Fund shares, rather than in Acquired Fund shares, beginning at the closing of such Merger. Each of the
Mergers is currently scheduled to take place on or around [          ], 2003.

2.  Why are the Mergers being proposed?

   The Mergers are being proposed as part of a plan by Allmerica Financial Investment Management Services, Inc. ("Allmerica Financial" or the "Manager") to streamline the funds the Trust offers to Separate Accounts maintained by the Insurance Companies. Allmerica Financial recommended the proposed mergers to the Trust's Board of Trustees in light of the recent decision by the Insurance Companies to suspend sales of proprietary variable annuity and variable life insurance contracts to the public. The Board was informed that this development would mean that the Funds' assets are unlikely to increase, and may decrease in the future.

   The Trustees recommend approval of the Mergers because the Mergers offer shareholders of the Acquired Funds an investment in larger funds with similar investment objectives and strategies and the potential for improved efficiencies. In addition, each of the Mergers will result in a decrease in the shareholder expenses of the Acquired Funds. Please review "Reasons for the Merger" in the Proposals section of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees with respect to each particular Merger.

3. How do the management fees and expenses of the Funds compare and what are they estimated to be following the Mergers?

   All of the Funds share the same investment manager, Allmerica Financial. In each case, total expenses borne by shareholders of the Acquired Funds will decrease as a result of the Mergers. Please review "Fees and Expenses" in the Proposals section of this Prospectus/Proxy Statement for a full description and comparison of the management fees and other operating expenses of the Funds.

4. How do the investment objectives, strategies and policies of each of the Acquired Funds and the relevant Acquiring Funds compare?

   Generally, each of the Acquired Funds and its Acquiring Fund counterpart have similar investment objectives and policies. All of the Funds have identical fundamental investment restrictions. Please review "Investment Objectives, Strategies and Policies" in the Proposals section of this Prospectus/Proxy Statement for a full description and comparison of the investment objectives, strategies and policies of each of the Funds.

5. How do the shares of the Acquiring Funds to be issued compare with shares of the Acquired Funds if the Mergers occur?

   Shares of all Funds are currently offered only to Separate Accounts of the Insurance Companies. Only one class of shares is offered by each Fund. The Mergers will not affect your rights under your variable life insurance or annuity contract to purchase, redeem and exchange shares. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective Fund.

6.  What are the federal income tax consequences of the Mergers?

   Provided that the Contracts funded through Separate Accounts of the Insurance Companies qualify as insurance policies or annuity contracts under
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") or life insurance contracts under Section 7702(a) of the Code, the Mergers will not create any tax liability for owners of the Contracts. The Mergers are expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by any Acquired Fund or its shareholders as a result of the Merger. The aggregate tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders will be the same as the aggregate tax basis the Acquired Fund shareholders held in their Acquired Fund shares immediately before the Merger. For more information, please see "Taxes" in Appendix D and "Federal Income Tax Consequences" in the General Information section of this Prospectus/Proxy Statement.

7.  Will each Merger be voted on separately?

   Yes. Each Merger is the subject of a separate Proposal. Only shares of the relevant Acquired Fund will be eligible to vote on each Proposal. The outcome of a Proposal will not be affected by the outcome of any other Proposal. For example, if Proposal 1 is approved by shareholders of the Strategic Growth Fund, that Fund will be reorganized into the Select Growth Fund, regardless of whether the shareholders of the Aggressive Growth Fund approve Proposal 4.

                                II. PROPOSAL 1:
        MERGER OF THE STRATEGIC GROWTH FUND INTO THE SELECT GROWTH FUND

The Proposal

   You are being asked to approve the Reorganization Agreement dated as of January 7, 2003, between the Strategic Growth Fund and the Select Growth Fund. The form of the Reorganization Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Reorganization Agreement, you are approving the merger of the Strategic Growth Fund into the Select Growth Fund under the Reorganization Agreement.

Investment Objectives, Strategies and Policies

  How do the investment objectives, strategies and policies of the Strategic Growth Fund and the Select Growth Fund compare?

   The Strategic Growth Fund and the Select Growth Fund have similar primary investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used to achieve each Fund's investment objective:

               Strategic Growth Fund       Select Growth Fund
               ---------------------       ------------------

             Investment Objective:      Investment Objective:
             long-term capital          long-term growth of
             appreciation               capital by investing in a
                                        diversified portfolio
                                        consisting primarily of
                                        common stocks selected on
                                        the basis of their
                                        long-term growth potential

               Strategic Growth Fund       Select Growth Fund
               ---------------------       ------------------

             Primary Investment         Primary Investment
               Strategies:                Strategies:

             The Strategic Growth Fund  The Select Growth Fund
             seeks to achieve its       seeks to achieve its
             investment objective as    investment objective as
             follows:                   follows:

             . The Fund invests         . The Fund normally
               (except when               invests at least 65% of
               maintaining a temporary    its assets in common
               defensive position) at     stocks that the
               least 65% of the value     Sub-Adviser (Putnam
               of its total assets in     Investment Management,
               equity securities          LLC) believes have
               issued by companies        growth potential.
               with market
               capitalization, at the   . The Fund may also
               time of acquisition,       purchase convertible
               within the                 bonds and preferred
               capitalization range of    stocks and warrants.
               the companies
               comprising the S&P       . While the Fund normally
               Small Cap 600 Index.       invests substantially
                                          all of its investments
             . The Fund focuses on        in equity securities,
               small, fast-growing        it may invest up to 35%
               companies that offer       in debt securities
               cutting-edge products,     including up to 15% in
               services or                lower rated bonds,
               technologies.              commonly known as "junk
                                          bonds."
             . The Fund's Sub-Adviser
               (TCW Investment          . The Fund may invest up
               Management Company)        to 25% of its assets in
               pursues a small-cap        foreign securities (not
               growth investment          including its
               philosophy, using          investments in American
               fundamental                Depositary Receipts).
               company-by-company
               analysis in conjunction  . The Fund looks for
               with technical and         companies that appear
               quantitative market        to have favorable
               analysis.                  long-term growth
                                          characteristics.
             . The Fund may invest up
               to 25% of its assets in  . The Fund typically
               foreign securities (not    invests in stocks of
               including investments      mid and large
               in American Depositary     capitalization
               Receipts).                 companies, although it
                                          can also make
             . The Fund may invest up     investments in smaller
               to 15% of its net          growth companies.
               assets in illiquid
               securities.              . The Fund may invest up
                                          to 15% of its net
                                          assets in illiquid
                                          securities.

   The most significant difference in the principal investment strategies of the two Funds is that while the Strategic Growth Fund invests primarily in small capitalization companies, the Select Growth Fund invests mostly in mid and large capitalization companies. Accordingly, the Select Growth Fund's risk profile will reflect reduced risk associated with investments in smaller companies than that of the Strategic Growth Fund. However, the Select Growth Fund may invest up to 35% of its assets in debt securities, including up to 15% in "junk bonds" (although historically it has not invested significantly in "junk bonds") and therefore is likely to be more subject to credit risk than the Strategic Growth Fund.

   The Funds have identical fundamental and non-fundamental investment restrictions. For more information about these investment restrictions, see the current Statement of Additional Information of the Funds, which is incorporated by reference to this Prospectus/Proxy Statement. For information about the pricing of Fund shares, purchase and redemption of Fund shares and distributions by the Funds, please see Appendix D.

Principal Investment Risks

  What are the principal investment risks of the Select Growth Fund, and how do they compare with those of the Strategic Growth Fund?

   The following table shows the principal risks of each of the Funds.

               Strategic Growth Fund       Select Growth Fund
               ---------------------       ------------------

             Company Risk
                                        Company Risk

             Currency Risk
                                        Credit Risk

             Derivatives Risk
                                        Derivatives Risk

             Foreign Investment Risk
                                        Investment Management Risk

             Investment Management Risk
                                        Market Risk

             Liquidity Risk

             Market Risk

             Technology Risk

   Both Funds may invest in derivatives and therefore are subject to the risks associated with the use of derivatives. These risks include unanticipated losses substantially greater than the derivative's original cost, inability of the other party to perform, mispricing and improper valuation. Both Funds may invest in foreign securities and therefore are subject to the risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risks. Both Funds are subject to liquidity risk, although for varying reasons. The

Strategic Growth Fund is subject to liquidity risk because it invests heavily in small capitalization companies and the technology industry, which is a historically volatile investment sector. Since the Select Growth Fund may invest in "Junk Bonds" it may be subject to liquidity risk which could subject the Select Growth Fund to credit risk (the risk that an issuer will not be able to pay principal and interest when due). The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

   For more information about the risks of an investment in either the Strategic Growth Fund or the Select Growth Fund, please refer to Appendix D and the Funds' current Statement of Additional Information.

Fees and Expenses

  How do the management fees and expenses of the Funds compare and what are they estimated to be following the Merger?

   The following table allows you to compare the management fees and expenses of the Strategic Growth Fund and the Select Growth Fund and to analyze the estimated expenses that the Trust expects the combined Fund to bear in the first year following the Merger. The Total Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its last fiscal year ended December 31, 2001, except the Funds were not subject to any distribution fees during the 2001 fiscal year. The Total Annual Fund Operating Expenses are deducted from the assets of each Fund. The table does not reflect any of the charges associated with the Separate Accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

Annual Fund Operating Expenses
(deducted directly from assets of the Fund)

                                                                         Select
                                                                         Growth
                                              Strategic     Select        Fund
                                               Growth       Growth     (pro forma
                                                Fund         Fund      combined)
                                              ---------  ------        ----------
Management Fee (%)...........................   0.85%     0.79%           0.79%
Distribution and Service (12b-1) Fees (%)....   0.15%     0.15%           0.15%
Other Expenses (%)...........................   0.29%     0.06%           0.06%
Total Annual Fund Operating Expenses (%).....   1.29%(1)  1.00%(1),(2)    1.00%

--------
(1) Through December 31, 2003, the Manager has declared a voluntary expense limitation of 1.20% of average net assets for both the Strategic Growth Fund and the Select Growth Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 2001. The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.
(2) The Select Growth Fund has entered into an agreement with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratio would have been 0.93% for the Select Growth Fund.

Example Expenses

   The following Example helps you compare the cost of investing in the Strategic Growth Fund and the Select Growth Fund currently with the cost of investing in the combined Fund on a pro forma basis. The Example does not reflect the expenses of the applicable variable insurance product that you have purchased. You should refer to the applicable variable insurance product prospectus for more information on those expenses. The table is based on the following hypothetical conditions:

    .  $10,000 initial investment

    .  5% total return for each year

    . Each Fund's operating expenses remain the same as during the year ended December 31, 2001

    .  assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
 Strategic Growth Fund........................  $132   $411    $712    $1,564
 Select Growth Fund...........................  $103   $320    $555    $1,229
 Select Growth Fund (pro forma combined)......  $103   $320    $555    $1,229

   The above discussion of pro forma Annual Fund Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Select Growth Fund will remain in place; (2) certain duplicate costs involved in operating the Strategic Growth Fund are eliminated; and (3) expense ratios are based on pro forma combined assets as of December 31, 2001.

Reasons for the Merger

   The Trustees, including all Trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, of the Trust have determined that the Merger would be in the best interests of the Strategic Growth Fund and that the interests of existing shareholders of the Strategic Growth Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Reorganization Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. You should carefully consider whether retaining your indirect investment in the Select Growth Fund after the Merger is consistent with your financial needs and circumstances.

   The Merger is proposed by Allmerica Financial, the investment manager to both the Strategic Growth Fund and the Select Growth Fund.

   In proposing the Merger, Allmerica Financial presented to the Trustees the following reasons for the Strategic Growth Fund to enter into the Merger:

    . The fact that the Select Growth Fund's overall expense levels, and the anticipated expense levels of the combined Funds, are significantly lower than those of the Strategic Growth Fund;

    . The fact that the Merger will afford contractholders the continued opportunity to invest, through a Separate Account in a mutual fund with an investment objective comparable to that of the Strategic Growth Fund;

    . The fact that relatively low asset levels, with the expectation that asset levels will decline in the future, have made the Strategic Growth Fund less economical for Allmerica Financial and the Fund's Sub-Adviser to manage, and will adversely affect Allmerica Financial's ability to attract superior subadvisory services for the Fund in the future;

    . The fact that, in the event the Strategic Growth Fund's asset levels decline owing to the suspension of sales of insurance contracts by the Insurance Companies, there will be fewer opportunities for the Fund to achieve economies of scale to reduce expenses;

    .  The fact that the Merger is expected to be tax-free for shareholders; and

    . The fact that in the absence of the Merger and in light of expected future expense levels, the Board of Trustees would need to consider other strategic alternatives.

   The Trustees considered the differences in the Funds' investment objectives, policies and strategies and the related risks. The Trustees also considered the historical investment performance results of the Funds. No assurance can be given that the Select Growth Fund will achieve any particular level of performance after the Merger or that the combined Fund's expenses will be lower than those of the Strategic Growth Fund.

Information About the Manager and Sub-Advisers

   Allmerica Financial is the investment manager to both Funds. Allmerica Financial has retained investment management firms (collectively, "Sub-Advisers") to manage the Funds. Allmerica Financial has contracted with TCW Investment Management Company ("TCW") as Sub-Adviser to make the day-to-day investment decisions for the Strategic Growth Fund. As of December 31, 2001, TCW had approximately $80 billion in assets under management. TCW manages pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, and private accounts. Allmerica Financial has contracted with Putnam Investment Management LLC ("Putnam") as Sub-Adviser to make the day-to-day investment decisions for the Select Growth Fund. As of December 31, 2002, Putnam had approximately $315 billion in assets under management, including affiliates. Putnam has been an investment manager of mutual funds and other clients since 1937.

   The terms of the subadvisory contracts with respect to each of these Funds are substantially the same. Allmerica Financial is responsible for overseeing each Sub-Adviser's management of its Fund and for making recommendations to the Trustees as to whether to retain each Sub-Adviser from year to year. The Merger will not result in any changes to the terms of the subadvisory contract between Allmerica Financial and Putnam. The Merger will result in a change in Sub-Adviser for shareholders of the Strategic Growth Fund. In addition, if shareholders of the Aggressive Growth Fund approve Proposal 4, Jennison Associates LLC will serve as a Sub-Adviser to the Select Growth Fund with respect to a portion of the Select Growth Fund's assets. Please see page 35 for more information about Jennison Associates LLC.

   The following table provides information about the individuals or groups of individuals that are primarily responsible for the day-to-day management of each of the Funds.

Fund Name and Sub-Adviser  Name and Title of          Service with Sub-Adviser   Business Experience for
Name                       Portfolio Manager(s)       -------------------------  Past Five Years
-------------------------  --------------------------                            -------------------------
Strategic Growth Fund      Christopher J. Ainley,     1994 - Present             Prior to joining TCW; Mr.
TCW Investment Management  Managing Director                                     Ainley spent two years at
Company                                                                          Putnam Investment as a
                                                                                 Vice President and
                                                                                 Analyst in the Equity
                                                                                 Research Group and then
                                                                                 as a Portfolio Manager
                                                                                 for the Core Equity
                                                                                 Group. Previously he
                                                                                 served with J.P. Morgan
                                                                                 Investment Management and
                                                                                 Coopers and Lybrand.

                           Douglas S. Foreman, Group  1994 - Present             Prior to 1994, Mr.
                           Managing Director and                                 Foreman was employed by
                           Chief Investment Officer -                            Putnam Investment in
                           U.S. Equities                                         Boston. He spent his last
                                                                                 five years at Putnam
                                                                                 managing institutional
                                                                                 accounts and mutual
                                                                                 funds. Mr. Foreman is a
                                                                                 Chartered Financial
                                                                                 Analyst.

                           Nicholas J. Capuano,       1990 - Present             He joined TCW as an
                           Managing Director--U.S.                               Account Manager and later
                           Equities                                              served in Client
                                                                                 Relations and in the
                                                                                 Earnings Momentum Group.
                                                                                 He started in Small Cap
                                                                                 Equities in 1994.

Select Growth Fund         *
Putnam Investment
Management, LLC

--------
* All investment decisions for the Select Growth Fund are made by an investment team. The Putnam Specialty Growth Team has primary responsibility for the day-to-day management of the Fund's portfolio.

   The address of Allmerica Financial is 440 Lincoln Street, Worcester, Massachusetts 01653. The address of TCW Investment Management Company is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The address of Putnam Investment Management LLC is One Post Office Square, Boston, Massachusetts 02109.

Federal Income Tax Consequences

   Please review "Federal Income Tax Consequences" in the General Information section of this Prospectus/Proxy Statement.

   THE TRUSTEES OF ALLMERICA INVESTMENT TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT.

Required Vote for the Proposal

   Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Strategic Growth Fund outstanding at the record date for the Meeting.

                               III. PROPOSAL 2:
    MERGER OF THE EMERGING MARKETS FUND INTO THE INTERNATIONAL EQUITY FUND

The Proposal

   You are being asked to approve the Reorganization Agreement dated as of January 7, 2003, between the Emerging Markets Fund and the International Equity Fund. The form of the Reorganization Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Reorganization Agreement, you are approving the merger of the Emerging Markets Fund into the International Equity Fund under the Reorganization Agreement.

Investment Objectives, Strategies and Policies

  How do the investment objectives, strategies and policies of the Emerging Markets Fund and the International Equity Fund compare?

   This table shows the current investment objectives of each Fund and the primary investment strategies used to achieve each Fund's investment objective:

         Emerging Markets Fund                International Equity Fund
         ---------------------                -------------------------

 Investment Objective: long-term        Investment Objective: maximum
 growth of capital by investing in the  long-term total return (capital
 world's emerging markets               appreciation and income) primarily by
                                        investing in common stocks of
                                        established non-U.S. companies

         Emerging Markets Fund                International Equity Fund
         ---------------------                -------------------------

 Primary Investment Strategies:
                                        Primary Investment Strategies:

 The Emerging Markets Fund seeks to     The International Equity Fund seeks
 achieve its investment objective as    to achieve its investment objective
 follows:                               as follows:

 . The Fund normally invests at least   . The Fund normally invests at least
   80% of its net assets (plus any        80% of its net assets (plus any
   borrowings for investment purposes)    borrowings for investment purposes)
   in companies located or primarily      in equity securities of medium and
   operating in countries with            large size companies located in at
   emerging markets; however its          least five foreign countries (which
   investments are not limited to any     may vary from time to time), not
   specific region of the world.          including the United States.

 . The Fund usually has investments in  . The Fund focuses on equity
   at least five developing countries.    securities which the Fund's
                                          Sub-Adviser (Bank of Ireland Asset
 . Before the Fund invests in a           Management (U.S.) Limited) believes
   country, the Fund's Sub-Adviser        are undervalued in relation to the
   (Schroder Investment Management        company's prospects for future
   North America Inc.) considers          earnings growth.
   various factors such as that
   country's political stability and    . The Fund may invest up to 20% of
   economic prospects.                    its net assets in fixed-income debt
                                          securities, primarily for defensive
 . In selecting securities for the        purposes.
   Fund, the Fund's Sub-Adviser
   focuses on the long- term growth
   potential of the securities.

 . The Fund may invest up to 20% of
   its net assets in debt securities
   of issuers in emerging markets,
   equity and debt securities of
   issuers in developed countries,
   cash and cash equivalents.

 . The Fund may invest in lower rated
   bonds, commonly known as "junk
   bonds."

   Significant differences between the two Funds' investment objectives and strategies include the fact that the International Equity Fund's investment objective is long-term total return, with its emphasis on capital appreciation and current income, while the Emerging Markets Fund's investment objective is long-term growth of capital, with a generally lower emphasis on current income. In addition, while the Emerging Markets Fund invests at least 80% of its assets in companies in emerging markets, the International Equity Fund is not restricted to emerging markets when selecting non-U.S. companies in which to invest. As a result, the International Equity Fund typically invests little, if any, of its assets in emerging markets stocks, as opposed to the Emerging Markets Fund. Furthermore, the International Equity Fund normally invests in large and mid-size foreign countries; the Emerging Markets Fund is not so restricted.

   The Funds have identical fundamental and non-fundamental investment restrictions. For more information about these investment restrictions, see the current Statement of Additional Information of the Funds, which is incorporated by reference to this Prospectus/Proxy Statement. For information about the pricing of Fund shares, purchase and redemption of Fund shares and distributions by the Funds, please see Appendix D.

Principal Investment Risks

  What are the principal investment risks of the International Equity Fund, and how do they compare with those of the Emerging Markets Fund?

   The following table shows the principal risks of each of the Funds.

               Emerging Markets Fund    International Equity Fund
               ---------------------    -------------------------

             Company Risk
                                        Company Risk

             Credit Risk
                                        Currency Risk

             Currency Risk
                                        Derivatives Risk

             Derivatives Risk
                                        Foreign Investment Risk

             Emerging Markets Risk
                                        Investment Management Risk

             Foreign Investment Risk
                                        Market Risk

             Investment Management Risk

             Liquidity Risk

             Market Risk

   Because the Funds have many similar strategies, the principal risks associated with each Fund are similar. Both Funds may invest in derivatives and therefore are subject to the risks associated with the use of derivatives. These risks include unanticipated losses substantially greater than the derivative's original cost, inability of the other party to perform, mispricing and improper valuation. Both Funds invest in foreign securities and are therefore subject to the risks associated with such investments (less regulation and additional regional, national and currency risks). However, the Emerging Markets Fund invests primarily in emerging markets securities which subject the Emerging Markets Fund to an additional level of risk (including risks associated with less developed legal and financial systems and greater market volatility) to which the International Equity Fund generally is not subject. Because the Emerging Markets Fund may invest in high-yield, lower-rated securities ("junk bonds"), the International Equity Fund may be subject to less credit risk than the Emerging Markets Fund. The combination of the Emerging Markets Fund's investments in emerging markets and junk bonds makes it likely that the International Equity Fund will be subject to less liquidity risk than the Emerging Markets Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

   For more information about the risks of an investment in either the Emerging Markets Fund or the International Equity Fund, please refer to Appendix D and the Funds' current Statement of Additional Information.

Fees and Expenses

  How do the management fees and expenses of the Funds compare and what are they estimated to be following the Merger?

   The following table allows you to compare the management fees and expenses of the Emerging Markets Fund and the International Equity Fund and to analyze the estimated expenses that the Trust expects the combined Fund to bear in the first year following the Merger. Except as noted below, the Total Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its last fiscal year ended December 31, 2001. In addition, the Funds were not subject to any distribution fees during the 2001 fiscal year. The Total Annual Fund Operating Expenses are deducted from the assets of each Fund. The table does not reflect any of the charges associated with the Separate Accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

Annual Fund Operating Expenses
(deducted directly from assets of the Fund)

                                                                    International
                                      Emerging     International     Equity Fund
                                      Markets         Equity         (pro forma
                                       Fund*           Fund           combined)
                                    --------       -------------    -------------
Management Fee (%).................   1.15%            0.89%            0.89%
Distribution and Service (12b-1)
  Fees (%).........................   0.15%            0.15%            0.15%
Other Expenses (%).................   0.34%            0.12%            0.13%
Total Annual Fund
  Operating Expenses (%)...........   1.64%(1),(2)     1.16%(1),(2)     1.17%

--------
* The Management Fee and Total Annual Fund Operating Expenses for the Emerging Markets Fund reflect the reduced management fee (1.15%) paid by the Emerging Markets Fund beginning July 1, 2002. This table assumes the application of the 1.15% management fee throughout the fiscal year ended December 31, 2001.
(1) Through December 31, 2003, the Manager has declared a voluntary expense limitation of 1.50% of average net assets for the International Equity Fund. The total operating expenses of the International Equity Fund was less than its respective expense limitations throughout 2001. Through December 31, 2003, the Manager has agreed to voluntarily waive its management fee to the extent that the expenses of the Emerging Markets Funds exceed 2.00% of the Fund's average daily net assets. The amount of such waiver shall not exceed the net amount of management fees earned by the Manager from the Emerging Markets Fund after subtracting fees paid by the Manager to the Fund's Sub-Adviser. The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.
(2) The Emerging Markets Fund and the International Equity Fund have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratio would have been 1.54% for the Emerging Markets Fund and 1.14% for the International Equity Fund.

Example Expenses

   The following Example helps you compare the cost of investing in the Emerging Markets Fund and the International Equity Fund currently with the cost of investing in the combined Fund on a pro forma basis. The Example does not reflect the expenses of the applicable variable insurance product that you have purchased. You should refer to the applicable variable insurance product prospectus for more information on those expenses. The table is based on the following hypothetical conditions:

    .  $10,000 initial investment

    .  5% total return for each year

    . Each Fund's operating expenses remain the same as during the year ended December 31, 2001 (except with respect to the Emerging Markets Fund, for which the total annual fund operating expenses will remain the same as those effective July 1, 2002)

    .  assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
 Emerging Markets Fund........................  $168   $521    $898    $1,956
 International Equity Fund....................  $119   $370    $642    $1,415
 International Equity Fund (pro forma
   combined)..................................  $120   $374    $647    $1,427

   The above discussion of pro forma Annual Fund Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the International Equity Fund will remain in place; (2) certain duplicate costs involved in operating the Emerging Markets Fund are eliminated; and (3) expense ratios are based on pro forma combined assets as of December 31, 2001.

Reasons for the Merger

   The Trustees, including all Trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, of the Trust have determined that the Merger would be in the best interests of the Emerging Markets Fund and that the interests of existing shareholders of the Emerging Markets Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Reorganization Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. You should carefully consider whether retaining your indirect investment in the International Equity Fund after the Merger is consistent with your financial needs and circumstances.

   The Merger is proposed by Allmerica Financial, the investment manager to both the Emerging Markets Fund and the International Equity Fund.

   In proposing the Merger, Allmerica Financial presented to the Trustees the following reasons for the Emerging Markets Fund to enter into the Merger:

    . The fact that relatively low asset levels, with the expectation that asset levels will decline in the future, have made the Emerging Markets Fund less economical for Allmerica Financial and the Fund's Sub-Adviser to manage, and will adversely affect Allmerica Financial's ability to attract superior subadvisory services for the Fund in the future;

    . The fact that, in the event the Emerging Markets Fund's asset levels decline owing to the suspension of sales of insurance contracts by the Insurance Companies, there will be fewer opportunities for the Fund to achieve economies of scale to reduce expenses;

    . The fact that the International Equity Fund's management fees and overall expense levels, and the anticipated expense levels of the combined Fund, are significantly lower than those of the Emerging Markets Fund;

    . The fact that the Merger will afford contractholders the continued opportunity to invest, through a Separate Account, in a mutual fund with an investment objective and investment policies that focus on investment opportunities outside the United States;

    .  The fact that the Merger is expected to be tax-free for shareholders; and

    . The fact that in the absence of the Merger and in light of expected future expense levels, the Board of Trustees would need to consider other strategic alternatives.

   The Trustees considered the differences in the Funds' investment objectives, policies and strategies and the related risks. The Trustees also considered the historical investment performance results of the Funds. No assurance can be given that the International Equity Fund will achieve any particular level of performance after the Merger or that the combined Fund's expenses will be lower than those of the Emerging Markets Fund.

Information About the Manager and Sub-Advisers

   Allmerica Financial is the investment manager to both Funds. Allmerica Financial has retained investment management firms (collectively, "Sub-Advisers") to manage the Funds. Allmerica Financial has contracted with Schroder Investment Management North America Inc. ("Schroder") which has delegated certain duties to its London affiliate, Schroder Investment Management North America Ltd. ("Schroder LTD"), as Sub-Adviser to make the day-to-day investment decisions for the Emerging Markets Fund. As of December 31, 2001, Schroder and Schroder LTD had approximately $31 billion in assets under management. Organized in 1980, Schroder provides global equity and fixed income management services to mutual funds and other institutional investors. Allmerica Financial has contracted with Bank of Ireland Asset Management (U.S.) Limited ("BIAM") as Sub-Adviser to make the day-to-day investment decisions for the International Equity Fund. As of December 31, 2001, BIAM managed over $47 billion in global securities. Founded in 1966, BIAM provides international investment management services.

   The terms of the subadvisory contracts with respect to each of these Funds are substantially the same. Allmerica Financial is responsible for overseeing each Sub-Adviser's management of its Fund and for making recommendations to the Trustees as to whether to retain each Sub-Adviser from year to year. The Merger will not result in any changes to the terms of the subadvisory contract between Allmerica Financial and BIAM.

The Merger will result in a change in Sub-Adviser for shareholders of the Emerging Markets Fund.

   The following table provides information about the individuals or groups of individuals that are primarily responsible for the day-to-day management of each of the Funds.

Fund Name and            Name and Title of      Service with         Business Experience
Sub-Adviser Name         Portfolio Manager(s)   Sub-Adviser          for Past Five Years
----------------         ---------------------- -------------------  -------------------------
Emerging Markets Fund    *
Schroder Investment
 Management North
 America Inc.

International Equity     Christopher Reilly,    1980 - Present       Mr. Reilly joined BIAM in
 Fund                    Chief Investment                            1980 and has had overall
Bank of Ireland Asset    Officer                                     responsibility for asset
 Management (U.S.)                                                   management since 1985.
 Limited                                                             Prior to that, he worked
                                                                     in the United Kingdom in
                                                                     stockbrokering and
                                                                     investment management. He
                                                                     has over 31 years'
                                                                     experience in the
                                                                     investment industry

                         Jane Neill, Deputy     1994 - Present       Ms. Neill joined BIAM in
                         Chief Investment                            1994 from a major Irish
                         Officer--International                      investment management
                                                                     firm, where she was Chief
                                                                     Executive Officer. She
                                                                     has 21 years experience
                                                                     at a senior level in the
                                                                     investment management
                                                                     industry.

                         Des Sullivan, Deputy   1994 - Present       Mr. Sullivan joined BIAM
                         Chief Investment                            in 1994 and has 21 years'
                         Officer                                     investment experience. He
                                                                     previously worked for
                                                                     Ireland's largest life
                                                                     assurance company as a
                                                                     fund manager and as head
                                                                     of equities at a major
                                                                     stockbrokering company in
                                                                     Ireland.

--------
* All investment decisions for the Emerging Markets Fund are made by an investment committee. Schroder's emerging markets investment committee consists of investment professionals with specific geographic or regional expertise, as well as members responsible for economic analysis and asset allocation, investment strategy and global stock and sector selection.

   The address of Allmerica Financial is 440 Lincoln Street, Worcester, Massachusetts 01653. The address of Schroder Investment Management North America Inc. is 875 Third Avenue, 22nd Floor, New York, New York 10022-6225. The address of Bank of Ireland Asset Management (U.S.) Limited is 26 Fitzwilliam Place, Dublin 2, Ireland and 75 Holly Hill Lane, Greenwich, Connecticut 06830.

Federal Income Tax Consequences

   Please review "Federal Income Tax Consequences" in the General Information section of this Prospectus/Proxy Statement.

   THE TRUSTEES OF ALLMERICA INVESTMENT TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT.

Required Vote for the Proposal

   Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Emerging Markets Fund outstanding at the record date for the Meeting.

                                IV. PROPOSAL 3:
        MERGER OF THE GROWTH AND INCOME FUND INTO THE EQUITY INDEX FUND

The Proposal

   You are being asked to approve the Reorganization Agreement dated as of January 7, 2003, between the Growth and Income Fund and the Equity Index Fund. The form of the Reorganization Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Reorganization Agreement, you are approving the merger of the Growth and Income Fund into the Equity Index Fund under the Reorganization Agreement.

Investment Objectives, Strategies and Policies

  How do the investment objectives, strategies and policies of the Growth and Income Fund and the Equity Index Fund compare?

   This table shows the current investment objectives of each Fund and the primary investment strategies used to achieve each Fund's investment objective:

              Growth and Income Fund        Equity Index Fund
              ----------------------        -----------------

             Investment Objective:      Investment Objective:
             long-term growth of        investment results that
             capital and current income correspond to the
                                        aggregate price and yield
                                        performance of a
                                        representative selection
                                        of common stocks that are
                                        publicly traded in the
                                        United States

              Growth and Income Fund        Equity Index Fund
              ----------------------        -----------------

             Primary Investment
               Strategies:
                                        Primary Investment
                                          Strategies:

             The Growth and Income      The Equity Index Fund
             Fund seeks to achieve its  seeks to achieve its
             investment objective as    investment objective as
             follows:                   follows:

             . The Fund invests         . The Fund attempts to
               primarily in dividend-     replicate the aggregate
               paying common stocks       price and yield
               and securities             performance of the S&P
               convertible into common    500 Index. Because of
               stocks.                    its policy of tracking
                                          the S&P 500 Index, the
             . The Fund invests in a      Fund does not follow
               broadly diversified        traditional methods of
               portfolio of equity        active investment
               securities, primarily      management, which
               the common stock of        involve buying and
               companies included in      selling securities
               the S&P 500 Index.         based upon analysis of
                                          economic and market
             . The Fund's industry        factors. The method
               diversification and        used to select
               other risk                 investments for the
               characteristics will be    Fund involves investing
               similar to those of the    in common stocks in
               S&P 500 Index.             approximately the order
                                          of their weightings in
             . The Fund may purchase      the S&P 500 Index.
               individual stocks not
               presently paying         . The Fund normally
               dividends if the Fund's    invests at least 80% of
               Sub-Adviser (J.P.          its net assets (plus
               Morgan Investment          borrowings made for
               Management Inc.)           investment purposes) in
               believes the overall       equity type securities.
               portfolio is positioned
               to achieve its income    . The Fund normally holds
               objective.                 equity securities of
                                          approximately 500
             . While the Fund's normal    different companies
               strategy is to be          included in the S&P 500
               nearly fully invested      Index.
               in equity securities,
               the Fund may invest up
               to 35% of its assets in
               fixed-income
               securities, including
               up to 15% in lower
               rated bonds, commonly
               known as "junk bonds."

             . The Fund may invest up
               to 25% of its assets in
               foreign securities (not
               including its
               investments in American
               Depositary Receipts).

   There are several significant differences in the investment objectives and strategies of the two Funds. While the Growth and Income Fund invests primarily in securities of companies included in the S&P 500 Index, the Equity Index normally invests in substantially all 500 companies included in that index. The Equity Index Fund therefore is not as actively managed as the Growth and Income Fund. The Growth and Income Fund's investment objective includes long-term growth of current income, whereas the Equity Index Fund does not select stocks on the basis of their potential to provide current income. In addition, the Growth and Income Fund may invest up to 35% of its assets in fixed-income securities, including up to 15% in junk bonds, whereas the Equity Index Fund normally may not invest more than 20% of its assets in debt securities and typically does not invest in debt securities. Furthermore, the Growth and Income Fund may invest substantially (up to 25% of its assets) in foreign securities, but the Equity Index Fund typically does not invest in foreign securities.

   The Funds have identical fundamental and non-fundamental investment restrictions. For more information about these investment restrictions, see the current Statement of Additional Information of the Funds, which is incorporated by reference to this Prospectus/Proxy Statement. For information about the pricing of Fund shares, purchase and redemption of Fund shares and distributions by the Funds, please see Appendix D.

Principal Investment Risks

  What are the principal investment risks of the Equity Index Fund, and how do they compare with those of the Growth and Income Fund?

   The following table shows the principal risks of each of the Funds.

              Growth and Income Fund        Equity Index Fund
              ----------------------        -----------------

             Company Risk
                                        Company Risk

             Derivatives Risk
                                        Derivatives Risk

             Investment Management Risk
                                        Market Risk

             Market Risk

   Both Funds may invest in derivatives and therefore are subject to the risks associated with the use of derivatives. These risks include unanticipated losses substantially greater than the derivative's original cost, inability of the other party to perform, mispricing and improper valuation. However, because the Equity Index Fund does not follow traditional methods of active investment management, the Equity Index Fund may be subject to less investment management risk (the risk of not achieving its investment objective) than the Growth and Income Fund.

   In addition, the Equity Index Fund, because of its relatively lesser investment flexibility, will be less exposed than the Growth and Income Fund to the risks associated with investments in fixed-income securities and foreign securities. To the extent that the Equity Index Fund attempts to mirror the composite and weighting of the S&P 500 Index, the Fund's performance will generally be tied to increases and decreases of the index as a whole. As a result, the Fund may not be able to benefit from attractive investment opportunities offered by stocks that are not included in the S&P 500 Index or that are underweighted in the index. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

   For more information about the risks of an investment in either the Growth and Income Fund or the Equity Index Fund, please refer to Appendix D and the Funds' current Statement of Additional Information.

Fees and Expenses

  How do the management fees and expenses of the Funds compare and what are they estimated to be following the Merger?

   The following table allows you to compare the management fees and expenses of the Growth and Income Fund and the Equity Index Fund and to analyze the estimated expenses that the Trust expects the combined Fund to bear in the first year following the Merger. The Total Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its last fiscal year ended December 31, 2001, except the Funds were not subject to any distribution fees during the 2001 fiscal year. The Total Annual Fund Operating Expenses are deducted from the assets of each Fund. The table does not reflect any of the charges associated with the Separate Accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

Annual Fund Operating Expenses
(deducted directly from assets of the Fund)

                                                                                Equity
                                                                              Index Fund
                                              Growth and         Equity       (pro forma
                                              Income Fund      Index Fund     combined)
                                              -----------     ----------      ----------
Management Fee (%)...........................    0.68%           0.28%           0.26%
Distribution and Service (12b-1) Fees (%)....    0.15%           0.15%           0.15%
Other Expenses (%)...........................    0.05%           0.06%           0.06%
Total Annual Fund Operating Expenses (%).....    0.88%(1),(2)    0.49%(1),(2)    0.47%

--------
(1) Through December 31, 2003, the Manager has declared a voluntary expense limitation of 1.10% of average net assets for the Growth and Income Fund and

   0.60% for the Equity Index Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 2001. The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.
(2) The Growth and Income Fund and Equity Index Fund have entered into agreements with brokers whereby brokers rebate a portion of commissions.
    Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratio would have been 0.87% for the Growth and Income Fund and 0.47% for the Equity Index Fund.

Example Expenses

   The following Example helps you compare the cost of investing in the Growth and Income Fund and the Equity Index Fund currently with the cost of investing in the combined Fund on a pro forma basis. The Example does not reflect the expenses of the applicable variable insurance product that you have purchased. You should refer to the applicable variable insurance product prospectus for more information on those expenses. The table is based on the following hypothetical conditions:

    .  $10,000 initial investment

    .  5% total return for each year

    . Each Fund's operating expenses remain the same as during the year ended December 31, 2001

    .  assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
    Growth and Income Fund..................  $90    $282    $490    $1,088
    Equity Index Fund.......................  $50    $158    $275    $  617
    Equity Index Fund (pro forma combined)..  $48    $151    $264    $  592

   The above discussion of pro forma Annual Fund Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Equity Index Fund will remain in place; (2) certain duplicate costs involved in operating the Growth and Income Fund are eliminated; and (3) expense ratios are based on pro forma combined assets as of December 31, 2001.

Reasons for the Merger

   The Trustees, including all Trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, of the Trust have determined that the Merger would be in the best interests of the Growth and Income Fund and that the interests of existing shareholders of the Growth and Income Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Reorganization Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. You should carefully consider whether retaining your indirect investment in the Equity Index Fund after the Merger is consistent with your financial needs and circumstances.

   The Merger is proposed by Allmerica Financial, the investment manager to both the Growth and Income Fund and the Equity Index Fund.

   In proposing the Merger, Allmerica Financial presented to the Trustees the following reasons for the Growth and Income Fund to enter into the Merger:

    . The fact that an expected decline in asset levels will make the Growth and Income Fund less economical for Allmerica Financial and the Fund's Sub-Adviser to manage, and will adversely affect Allmerica Financial's ability to attract superior subadvisory services for the Fund in the future;

    . The fact that, in the event the Growth and Income Fund's asset levels decline owing to the suspension of sales of insurance contracts by the Insurance Companies, there will be fewer opportunities for the Fund to achieve economies of scale to reduce expenses;

    . The fact that the Equity Index Fund's management fees and overall expense levels, and the anticipated expense levels of the combined Fund, are significantly lower than those of the Growth and Income Fund;

    .  The fact that the Merger is expected to be tax-free for shareholders; and

    . The fact that in the absence of the Merger and in light of expected future expense levels, the Board of Trustees would need to consider other strategic alternatives.

   The Trustees considered the differences in the Funds' investment objectives, policies and strategies and the related risks. The Trustees also considered the historical investment performance results of the Funds. No assurance can be given that the Equity Index Fund will achieve any particular level of performance after the Merger or that the combined Fund's expenses will be lower than those of the Growth and Income Fund.

Information About the Manager and Sub-Advisers

   Allmerica Financial is the investment manager to both Funds. Allmerica Financial has retained investment management firms (collectively, "Sub-Advisers") to manage the

Funds. Allmerica Financial has contracted with J.P. Morgan Investment Management Inc. ("J.P. Morgan") as Sub-Adviser to make the day-to-day investment decisions for the Growth and Income Fund. As of December 31, 2001, J.P. Morgan and affiliates had over $598 billion in assets under management. Incorporated in 1984, J.P. Morgan serves as investment adviser for employee benefit plans and other institutional assets, as well as mutual funds and variable annuities. Allmerica Financial has contracted with Allmerica Asset Management, Inc. ("AAM"), a direct, wholly-owned subsidiary of Allmerica Financial Corporation, as Sub-Adviser to make the day-to-day investment decisions for the Equity Index Fund. As of December 31, 2001, AAM had $18.8 billion in assets under management. Incorporated in 1993, AAM serves as investment adviser to investment companies and affiliated insurance company accounts and other third-party clients.

   The terms of the subadvisory contracts with respect to each of these Funds are substantially the same. Allmerica Financial is responsible for overseeing each Sub-Adviser's management of its Fund and for making recommendations to the Trustees as to whether to retain each Sub-Adviser from year to year. The Merger will not result in any changes to the terms of the subadvisory contract between Allmerica Financial and AAM. The Merger will result in a change in Sub-Adviser for shareholders of the Growth and Income Fund.

   The following table provides information about the individuals or groups of individuals that are primarily responsible for the day-to-day management of each of the Funds.

Fund Name and              Name and Title of        Service with           Business Experience
Sub-Adviser Name           Portfolio Manager(s)     Sub-Adviser            for Past Five Years
----------------           -----------------------  ---------------------  -------------------------
Growth and Income Fund     Jonathan N. Golub        2001 - Present         Mr. Golub is a portfolio
J.P. Morgan Investment                                                     manager in the U.S.
Management Inc.                                                            Equity Group and is
                                                                           responsible for product
                                                                           management and client
                                                                           servicing across all
                                                                           equity products. Prior to
                                                                           joining the firm, he led
                                                                           the consultant relations
                                                                           effort at Scudder Kemper
                                                                           Investment and Chancellor
                                                                           LGT.

                           Timothy J. Devlin, Vice  1996 - Present         Prior to joining J.P.
                           President                                       Morgan in 1996, Mr.
                                                                           Devlin was an equity
                                                                           portfolio manager at
                                                                           Mitchell Hutchins Asset
                                                                           Management Inc. He is a
                                                                           portfolio manager in the
                                                                           U.S. Structured Equity
                                                                           Group.

Fund Name and              Name and Title of        Service with           Business Experience
Sub-Adviser Name           Portfolio Manager(s)     Sub-Adviser            for Past Five Years
----------------           -----------------------  ---------------------  -------------------------

Equity Index Fund,         Ann K. Tripp, Vice       1987 - Present         Ms. Tripp has oversight
Allmerica Asset            President                                       responsibility for all
Management, Inc.                                                           insurance client
                                                                           portfolios managed by
                                                                           Allmerica Asset
                                                                           Management, Inc. She also
                                                                           oversees all fixed-income
                                                                           trading operations for
                                                                           the firm. Ms. Tripp has
                                                                           direct management
                                                                           responsibility for the
                                                                           general accounts of
                                                                           Allmerica Financial, as
                                                                           well as several captive
                                                                           and self-insured groups.
                                                                           Before joining Allmerica
                                                                           in 1987, Ms. Tripp was a
                                                                           senior financial
                                                                           consultant at The New
                                                                           England and an Investment
                                                                           Officer at Massachusetts
                                                                           Capital Resource Company.

   The address of Allmerica Financial is 440 Lincoln Street, Worcester, Massachusetts 01653. The address of J.P. Morgan Investment Management Inc. is 522 Fifth Avenue, New York, New York 10036. The address of Allmerica Asset Management, Inc. is 440 Lincoln Street, Worcester, Massachusetts 01653.

Federal Income Tax Consequences

   Please review "Federal Income Tax Consequences" in the General Information section of this Prospectus/Proxy Statement.

   THE TRUSTEES OF ALLMERICA INVESTMENT TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT.

Required Vote for the Proposal

   Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Growth and Income Fund outstanding at the record date for the Meeting.

                                V. PROPOSAL 4:
       MERGER OF THE AGGRESSIVE GROWTH FUND INTO THE SELECT GROWTH FUND

The Proposal

   You are being asked to approve the Reorganization Agreement dated as of [January/February ], 2003, between the Aggressive Growth Fund and the Select Growth Fund. The form of the Reorganization Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Reorganization Agreement, you are approving the merger of the Aggressive Growth Fund into the Select Growth Fund under the Reorganization Agreement.

Investment Objectives, Strategies and Policies

  How do the investment objectives, strategies and policies of the Aggressive Growth Fund and the Select Growth Fund compare?

   The Aggressive Growth Fund and the Select Growth Fund have similar primary investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used to achieve each Fund's investment objective:

              Aggressive Growth Fund       Select Growth Fund
              ----------------------       ------------------

             Investment Objective:      Investment Objective:
             above-average capital      long-term growth of
             appreciation by investing  capital by investing in a
             primarily in common        diversified portfolio
             stocks of companies which  consisting primarily of
             are believed to have       common stocks selected on
             significant potential for  the basis of their
             capital appreciation       long-term growth potential

              Aggressive Growth Fund       Select Growth Fund
              ----------------------       ------------------

             Primary Investment         Primary Investment
               Strategies:                Strategies:

             The Aggressive Growth      The Select Growth Fund
             Fund seeks to achieve its  seeks to achieve its
             investment objective as    investment objective as
             follows:                   follows:

             . The Fund normally        . The Fund normally
               invests at least 65% of    invests at least 65% of
               its assets in common       its assets in common
               stocks, securities         stocks that the
               convertible into common    Sub-Adviser (Putnam
               stocks and warrants.       Investment Management,
                                          LLC) believes have
             . The Fund may also          growth potential.
               invest in debt
               securities and           . The Fund may also
               preferred stocks.          purchase convertible
                                          bonds and preferred
             . The Fund may invest up     stocks and warrants.
               to 25% of its assets in
               foreign securities       . While the Fund normally
               (including investments     invests substantially
               in companies located or    all of its investments
               primarily operating in     in equity securities,
               countries with emerging    it may invest up to 35%
               markets, but not           in debt securities
               including its              including up to 15% in
               investments in American    lower rated bonds,
               Depositary Receipts).      commonly known as "junk
                                          bonds."

              Aggressive Growth Fund       Select Growth Fund
              ----------------------       ------------------

                                        . The Fund may invest up
             . The Fund takes a           to 25% of its assets in
               multi-manager approach     foreign securities (not
               whereby two                including its
               Sub-Advisers               investments in American
               (Massachusetts             Depositary Receipts).
               Financial Services
               Company ("MFS") and      . The Fund looks for
               Jennison Associates LLC    companies that appear
               ("Jennison"))              to have favorable
               independently manage       long-term growth
               their own portions of      characteristics.
               the Fund's assets
               (approximately one-half  . The Fund typically
               each). At any point,       invests in stocks of
               the allocation of the      mid and large
               Fund's assets between      capitalization
               the two Sub-Advisers       companies, although it
               may change if              can also make
               determined by the          investments in smaller
               investment manager         growth companies.
               (Allmerica Financial
               Investment Services,     . The Fund may invest up
               Inc.) to be in the best    to 15% of its net
               interests of the           assets in illiquid
               shareholders.              securities.

             . MFS looks for common
               stocks of companies
               that it believes are
               early in their life
               cycle but which have
               the potential to become
               major enterprises. MFS
               also considers stocks
               of larger companies
               where earnings growth
               is expected to
               accelerate because of
               special factors, such
               as rejuvenated
               management, new
               products, changes in
               consumer demand or
               basic changes in the
               economic environment.

             . Jennison looks for
               common stocks of
               predominantly mid-to
               large-sized companies
               that it believes are
               poised to achieve and
               maintain superior
               earnings growth.

             . Both Sub-Advisers use a
               fundamental bottom-up
               approach to selecting
               stocks for the Fund.

   A significant difference in the principal investment strategies of the two Funds is that while the Aggressive Growth Fund normally invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants, the Select Growth Fund normally invests at least 65% of its assets in common stocks that its Sub-Adviser believe to have growth potential and may purchase other types of securities, such as securities convertible into common stocks and warrants, only to a more limited extent.

While both Funds may invest in debt securities, the Select Growth Fund may invest up to 15% in junk bonds (although historically it has not invested significantly in junk bonds) and therefore may be more subject to credit risk than the Aggressive Growth Fund. Please see "Principal Investment Risks" below for more information about such risks.

   The Funds have identical fundamental and non-fundamental investment restrictions. For more information about these investment restrictions, see the current Statement of Additional Information of the Funds, which is incorporated by reference to this Prospectus/Proxy Statement. For information about the pricing of Fund shares, purchase and redemption of Fund shares and distributions by the Funds, please see Appendix D.

Principal Investment Risks

  What are the principal investment risks of the Select Growth Fund, and how do they compare with those of the Aggressive Growth Fund?

   The following table shows the principal risks of each of the Funds.

              Aggressive Growth Fund       Select Growth Fund
              ----------------------       ------------------
             Company Risk               Company Risk
             Currency Risk              Credit Risk
             Derivatives Risk           Derivatives Risk
             Emerging Markets Risk      Investment Management Risk
             Foreign Investment Risk    Market Risk
             Investment Management Risk
             Liquidity Risk
             Market Risk

   Because the Funds have similar objectives, the principal risks associated with each Fund are similar. Both Funds may invest in derivatives and therefore are subject to the risks associated with the use of derivatives. These risks include unanticipated losses substantially greater than the derivative's original cost, inability of the other party to perform, mispricing and improper valuation. Both Funds may invest in foreign securities. Largely due to the Select Growth Fund's ability to invest in junk bonds, the Select Growth Fund may be more subject to credit risk (the risk that an issuer will not be able to pay principal and interest when due) than the Aggressive Growth Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

   For more information about the risks of an investment in either the Aggressive Growth Fund or the Select Growth Fund, please refer to Appendix D and the Funds' current Statement of Additional Information.

Fees and Expenses

  How do the management fees and expenses of the Funds compare and what are they estimated to be following the Merger?

   The following table allows you to compare the management fees and expenses of the Aggressive Growth Fund and the Select Growth Fund and to analyze the estimated expenses that the Trust expects the combined Fund to bear in the first year following the Merger. The Total Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its last fiscal year ended December 31, 2001, except the Funds were not subject to any distribution fees during the 2001 fiscal year. The Total Annual Fund Operating Expenses are deducted from the assets of each Fund. The table does not reflect any of the charges associated with the Separate Accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

Annual Fund Operating Expenses
(deducted directly from assets of the Fund)

                                                                                Select
                                                                              Growth Fund
                                              Aggressive        Select        (pro forma
                                              Growth Fund     Growth Fund      combined)
                                              -----------     -----------     -----------
Management Fee (%)...........................    0.83%           0.79%           0.75%
Distribution and Service (12b-1) Fees (%)....    0.15%           0.15%           0.15%
Other Expenses (%)...........................    0.07%           0.06%           0.06%
Total Annual Fund Operating Expenses (%).....    1.05%(1),(2)    1.00%(1),(2)    0.96%

--------
(1) Through December 31, 2003, the Manager has declared a voluntary expense limitation of 1.35% of average net assets for the Aggressive Growth Fund and 1.20% for the Select Growth Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 2001. The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.
(2) The Aggressive Growth Fund and Select Growth Fund have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratio would have been 1.02% for the Aggressive Growth Fund and 0.93% for the Select Growth Fund.

Example Expenses

   The following Example helps you compare the cost of investing in the Aggressive Growth Fund and the Select Growth Fund currently with the cost of investing in the combined Fund on a pro forma basis. The Example does not reflect the expenses of the applicable variable insurance product that you have purchased. You should refer to the applicable variable insurance product prospectus for more information on those expenses. The table is based on the following hypothetical conditions:

    .  $10,000 initial investment

    .  5% total return for each year

    . Each Fund's operating expenses remain the same as during the year ended December 31, 2001

    .  assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
 Aggressive Growth Fund.......................  $108   $336    $582    $1,288
 Select Growth Fund...........................  $103   $320    $555    $1,229
 Select Growth Fund (pro forma combined)......  $ 98   $307    $533    $1,182

   The above discussion of pro forma Annual Fund Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Select Growth Fund will remain in place; (2) certain duplicate costs involved in operating the Aggressive Growth Fund are eliminated; and (3) expense ratios are based on pro forma combined assets as of December 31, 2001.

Reasons for the Merger

   The Trustees, including all Trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, of the Trust have determined that the Merger would be in the best interests of the Aggressive Growth Fund and that the interests of existing shareholders of the Aggressive Growth Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Reorganization Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. You should carefully consider whether retaining your indirect investment in the Select Growth Fund after the Merger is consistent with your financial needs and circumstances.

   The Merger is proposed by Allmerica Financial, the investment manager to both the Aggressive Growth Fund and the Select Growth Fund.

   In proposing the Merger, Allmerica Financial presented to the Trustees the following reasons for the Aggressive Growth Fund to enter into the Merger:

    . The fact that an expected decline in asset levels will make the Aggressive Growth Fund less economical for Allmerica Financial and the Fund's Sub-Adviser to manage, and will adversely affect Allmerica Financial's ability to attract superior subadvisory services for the Fund in the future;

    . The fact that, in the event the Aggressive Growth Fund's asset levels decline owing to the suspension of sales of insurance contracts by the Insurance Companies, there will be fewer opportunities for the Fund to achieve economies of scale to reduce expenses;

    . The fact that the Select Growth Fund's management fees and overall expense levels, and the anticipated expense levels of the combined Fund, are lower than those of the Aggressive Growth Fund;

    . The fact that the Merger will afford contractholders the continued opportunity to invest, through a Separate Account, in a mutual fund with an investment objective and investment policies comparable to those of the Aggressive Growth Fund;

    .  The fact that the Merger is expected to be tax-free for shareholders; and

    . The fact that in the absence of the Merger and in light of expected future expense levels, the Board of Trustees would need to consider other strategic alternatives.

   The Trustees considered the differences in the Funds' investment objectives, policies and strategies and the related risks. The Trustees also considered the historical investment performance results of the Funds. No assurance can be given that the Select Growth Fund will achieve any particular level of performance after the Merger or that the combined Fund's expenses will be lower than those of the Aggressive Growth Fund.

Information About the Manager and Sub-Advisers

   Allmerica Financial is the investment manager to both Funds. Allmerica Financial has retained investment management firms (collectively, "Sub-Advisers") to manage the Funds. Allmerica Financial has contracted with Massachusetts Financial Services Company ("MFS") and Jennison Associates LLC ("Jennison") as Sub-Advisers to make the day-to-day investment decisions for the Aggressive Growth Fund. As of December 31, 2001, MFS had approximately $137 billion in assets under management. MFS was founded in 1924, with the creation of the Massachusetts Investors Trust, which was America's first mutual fund. In 1982, MFS became a subsidiary of Sun Life Assurance Company of Canada. MFS provides investment advice to institutional investors and other entities. As of December 31, 2001, Jennison had approximately $62 billion in assets under management. Founded in 1969, Jennison has been a Prudential Financial, Inc., company since 1985. Jennison provides investment advice to mutual funds, institutional accounts and other entities. Allmerica Financial has contracted with Putnam Investment Management, LLC ("Putnam") as Sub-Adviser to make the day-to-day investment decisions for the Select Growth Fund. As of December 31, 2002, Putnam had approximately $315 billion in assets under management, including affiliates. Putnam has been an investment manager of mutual funds and other clients since 1937.

   The terms of the subadvisory contracts with respect to each of these Funds are substantially the same. Allmerica Financial is responsible for overseeing each Sub-Adviser's management of its Fund and for making recommendations to the Trustees as to whether to retain each Sub-Adviser from year to year. The Merger will not result in any changes to the terms of the subadvisory contract between Allmerica Financial and Putnam. The Merger will result in a change in Sub-Adviser for shareholders of the Aggressive Growth Fund. In addition, if shareholders of the Aggressive Growth Fund approve this Proposal 4, Jennison will serve as a Sub-Adviser to the Select Growth Fund with respect to a portion of the Select Growth Fund's assets.

   The following table provides information about the individuals or groups of individuals that are primarily responsible for the day-to-day management of each of the Funds.

Fund Name and              Name and Title of        Service with         Business Experience
Sub-Adviser Name           Portfolio Manager(s)     Sub-Adviser          for Past Five Years
----------------           -----------------------  -------------------  ---------------------------
Aggressive Growth Fund
Massachusetts Financial    *
 Services Company

Jennison Associates LLC    Kathleen McCarragher     1998 - Present       Ms. McCarragher, a Director
                           Director and Executive                        and Executive Vice
                           Vice President                                President of Jennison, is
                                                                         also Dennison's Domestic
                                                                         Equity Investment
                                                                         Strategist. Prior to
                                                                         joining Jennison in 1998,
                                                                         she was Managing Director
                                                                         and Director of Large Cap
                                                                         Growth Equities at Weiss,
                                                                         Peck & Greer L.L.C.

                           Michael Del Balso        1972 - Present       Mr. Del Balso, a Director
                           Director and Executive                        and Executive Vice
                           Vice President                                President of Jennison, is
                                                                         also Jennison's Director of
                                                                         Equity Research. He joined
                                                                         Jennison in 1972 after four
                                                                         years with White, Weld &
                                                                         Company, where he was a
                                                                         Vice President.

Fund Name and              Name and Title of        Service with         Business Experience
Sub-Adviser Name           Portfolio Manager(s)     Sub-Adviser          for Past Five Years
----------------           -----------------------  -------------------  ---------------------------
Select Growth Fund         **
Putnam Investment
 Management, LLC

--------
* All investment decisions for the Aggressive Growth Fund by MFS are made by an investment team.
** All investment decisions for the Select Growth Fund are made by an investment team. The Putnam Specialty Growth Team has primary responsibility for the day-to-day management of the Fund's portfolio.

   The address of Allmerica Financial is 440 Lincoln Street, Worcester, Massachusetts 01653. The address of Massachusetts Financial Services Company is 500 Boylston Street, Boston, Massachusetts 02116. The address of Jennison Associates, LLC is 466 Lexington Avenue, New York, New York 10017. The address of Putnam Investment Management, LLC is One Post Office Square, Boston, Massachusetts 02109.

Federal Income Tax Consequences

   Please review "Federal Income Tax Consequences" in the General Information section of this Prospectus/Proxy Statement.

   THE TRUSTEES OF ALLMERICA INVESTMENT TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT.

Required Vote for the Proposal

   Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Aggressive Growth Fund outstanding at the record date for the Meeting.

                                VI. PROPOSAL 5:
   MERGER OF THE STRATEGIC INCOME FUND INTO THE INVESTMENT GRADE INCOME FUND

The Proposal

   You are being asked to approve the Reorganization Agreement dated as of January 7, 2003, between the Strategic Income Fund and the Investment Grade Income Fund. The form of the Reorganization Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Reorganization Agreement, you are approving the merger of the Strategic Income Fund into the Investment Grade Income Fund under the Reorganization Agreement.

Investment Objectives, Strategies and Policies

  How do the investment objectives, strategies and policies of the Strategic Income Fund and the Investment Grade Income Fund compare?

   The Strategic Income Fund and the Investment Grade Income Fund have similar primary investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used to achieve each Fund's investment objective:

               Strategic Income Fund     Investment Grade Income
               ---------------------              Fund
                                                  ----

             Investment Objective:      Investment Objective:
             maximize total return,     high level of total
             consistent with prudent    return, which includes
             investment management and  capital appreciation as
             liquidity needs, by        well as income, as is
             investing in various       consistent with prudent
             types of fixed income      investment management
             securities

               Strategic Income Fund     Investment Grade Income
               ---------------------              Fund
                                                  ----

             Primary Investment         Primary Investment
               Strategies:                Strategies:

             The Strategic Income Fund  The Investment Grade
             seeks to achieve its       Income Fund seeks to
             investment objective as    achieve its investment
             follows:                   objective as follows:

             . Examples of the types    . The Fund invests in
               of securities in which     investment grade debt
               the Fund invests are       securities and money
               corporate debt             market instruments such
               obligations such as        as bonds and other
               bonds, notes and           corporate debt
               debentures, and            obligations;
               obligations convertible    obligations issued or
               into common stock;         guaranteed by the U.S.
               obligations issued or      Government, its
               guaranteed by the U.S.     agencies or
               Government, its            instrumentalities, or
               agencies or                money market
               instrumentalities and      instruments, including
               mortgage-backed and        commercial paper,
               asset-backed securities.   bankers acceptances and
                                          negotiable certificates
             . The Fund may invest up     of deposit.
               to 25% of its assets in
               foreign securities (not  . The Sub-Adviser
               including its              (Allmerica Asset
               investments in American    Management, Inc.)
               Depositary Receipts),      actively manages the
               including up to 20% of     portfolio with a view
               its assets in non-U.S.     to producing a high
               dollar denominated         level of total return
               securities.                for the Fund while
                                          avoiding undue risks to
             . The dollar weighted        capital. The
               average duration of the    Sub-Adviser attempts to
               Fund is expected to        anticipate events
               range within 20% of the    leading to price or
               duration of the            ratings changes through
               domestic bond market as    the use of in-depth
               a whole (normally four     fundamental credit
               to six years, although     research.
               this may vary).

               Strategic Income Fund     Investment Grade Income
               ---------------------              Fund
                                                  ----

             . The Fund may invest up   . The Fund normally
               to 15% of its assets in    invests 100% of its net
               high yield securities      assets (plus any
               or "junk bonds" rated      borrowings made for
               below investment grade     investment purposes) in
               but at least B or          investment grade
               higher by Moody's          securities (securities
               Investors Services or      rated in the four
               Standard & Poor's          highest grades by
               Rating Services or         Moody's Investor
               similar rating             Services or Standard &
               organizations, and in      Poor's Rating Services
               unrated securities         or unrated but
               determined by the          determined by the
               Sub-Advisers (Western      Sub-Adviser to be of
               Asset Management           comparable quality).
               Company and Western
               Asset Management         . The Fund may also
               Company Limited) to be     invest in mortgage-
               of comparable quality.     backed and asset-backed
                                          securities.

                                        . The Fund may invest up
                                          to 20% of its assets in
                                          foreign securities (not
                                          including its
                                          investments in American
                                          Depositary Receipts)
                                          and up to 25% of its
                                          assets in debt
                                          obligations of
                                          supranational entities.

   The most significant difference in the investment strategies of these two Funds is that while the Investment Grade Income Fund normally invests 100% of its assets in investment grade securities, the Strategic Income Fund may invest up to 15% of its assets in "junk bonds" rated below investment grade and therefore is more subject to credit risk than the Investment Grade Income Fund. While both Funds may invest in foreign securities, the Strategic Income Fund may invest in such securities to a greater extent than the Investment Grade Income Fund (25% versus 20%) and also may invest in non-U.S. dollar denominated securities. As a result, the Investment Grade Income Fund is likely to be less subject to the risks associated with foreign securities than the Strategic Income Fund. Please see "Principal Investment Risks" below for more information about such risks.

   The Funds have identical fundamental and non-fundamental investment restrictions. For more information about these investment restrictions, see the current Statement of Additional Information of the Funds, which is incorporated by reference to this Prospectus/Proxy Statement. For information about the pricing of Fund shares, purchase and redemption of Fund shares and distributions by the Funds, please see Appendix D.

Principal Investment Risks

  What are the principal investment risks of the Investment Grade Income Fund, and how do they compare with those of the Strategic Income Fund?

   The following table shows the principal risks of each of the Funds.

               Strategic Income Fund     Investment Grade Income
               ---------------------              Fund
                                                  ----
             Company Risk               Company Risk
             Credit Risk                Credit Risk
             Currency Risk              Interest Rate Risk
             Derivatives Risk           Investment Management Risk
             Emerging Market Risk       Liquidity Risk
             Foreign Investment Risk    Market Risk
             Interest Rate Risk         Prepayment Risk
             Investment Management Risk
             Liquidity Risk
             Market Risk
             Prepayment Risk

   Because the Funds have similar objectives, the principal risks associated with each Fund are similar. Both Funds may invest in fixed-income securities (including mortgage-backed securities). As a result, both Funds are subject to interest rate risk (when interest rates rise, the prices of fixed income securities generally fall) and prepayment risk (unforeseen loss of future interest income due to prepayment of mortgage loans). The biggest difference in the two Funds' risk profiles is that the Investment Grade Income Fund (unlike the Strategic Income Fund) may not invest in junk bonds, and is therefore subject to less credit risk than the Strategic Income Fund. While both Funds may invest to a limited extent in foreign securities and are therefore both subject to the risks associated with foreign securities (less regulation and additional regional and national risks), the Investment Grade Income may be less subject to currency risk than the Strategic Income Fund which can invest directly in non-U.S. dollar denominated securities. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

   For more information about the risks of an investment in either the Strategic Income Fund or the Investment Grade Income Fund, please refer to Appendix D and the Funds' current Statement of Additional Information.

Fees and Expenses

  How do the management fees and expenses of the Funds compare and what are they estimated to be following the Merger?

   The following table allows you to compare the management fees and expenses of the Strategic Income Fund and the Investment Grade Income Fund and to analyze the estimated expenses that the Trust expects the combined Fund to bear in the first year following the Merger. The Total Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its last fiscal year ended December 31, 2001, except the Funds were not subject to any distribution fees during the 2001 fiscal year. The Total Annual Fund Operating Expenses are deducted from the assets of each Fund. The table does not reflect any of the charges associated with the Separate Accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

Annual Fund Operating Expenses
(deducted directly from assets of the Fund)

                                                                   Investment
                                                                     Grade
                                                       Investment    Income
                                            Strategic    Grade        Fund
                                             Income      Income    (pro forma
                                              Fund        Fund     combined)
                                            ---------  ----------  ----------
  Management Fee (%).......................   0.58%       0.41%       0.41%
  Distribution and Service (12b-1) Fees (%)   0.15%       0.15%       0.15%
  Other Expenses (%).......................   0.39%       0.06%       0.06%
  Total Annual Fund Operating Expenses (%).   1.12%(1)    0.62%(1)    0.62%

--------
(1) Through December 31, 2003, the Manager has declared a voluntary expense limitation of 1.00% of average net assets for the Strategic Income Fund and Investment Grade Income Fund. The total operating expenses of the Investment Grade Income Fund were less than their respective expense limitations throughout 2001. The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

Example Expenses

   The following Example helps you compare the cost of investing in the Strategic Income Fund and the Investment Grade Income Fund currently with the cost of investing in the combined Fund on a pro forma basis. The Example does not reflect the expenses of the applicable variable insurance product that you have purchased. You should refer to the applicable variable insurance product prospectus for more information on those expenses. The table is based on the following hypothetical conditions:

    .  $10,000 initial investment

    .  5% total return for each year

    . Each Fund's operating expenses remain the same as during the year ended December 31, 2001

    .  assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                            1 Year 3 Years 5 Years 10 Years
                                            ------ ------- ------- --------
    Strategic Income Fund..................  $115   $358    $620    $1,369
    Investment Grade Income Fund...........  $ 64   $199    $347    $  776
    Investment Grade Income Fund (pro forma
      combined)............................  $ 64   $199    $347    $  776

   The above discussion of pro forma Annual Fund Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Investment Grade Income Fund will remain in place; (2) certain duplicate costs involved in operating the Strategic Income Fund are eliminated; and (3) expense ratios are based on pro forma combined assets as of December 31, 2001.

Reasons for the Merger

   The Trustees, including all Trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, of the Trust have determined that the Merger would be in the best interests of the Strategic Income Fund and that the interests of existing shareholders of the Strategic Income Fund would not be diluted as a result of the Merger. The Trustees have unanimously approved the Merger and recommend that you vote in favor of the Merger by approving the Reorganization Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. You should carefully consider whether retaining your indirect investment in the Investment Grade Income Fund after the Merger is consistent with your financial needs and circumstances.

   The Merger is proposed by Allmerica Financial, the investment manager to both the Strategic Income Fund and the Investment Grade Income Fund.

   In proposing the Merger, Allmerica Financial presented to the Trustees the following reasons for the Strategic Income Fund to enter into the Merger:

    . The fact tat the Investment Grade Income Fund's management fees and overall expense levels, and the anticipated expense levels of the combined Fund, are significantly lower than those of the Strategic Income Fund;

    . The fact that the Merger will afford contractholders the continued opportunity to invest through a Separate Account in a mutual fund with an investment objective and investment policies comparable to those of the Strategic Income Fund;

    . The fact that relatively low asset levels, with the expectation that asset levels will decline in the future, have made the Strategic Income Fund less economical for Allmerica Financial and the Fund's Sub-Adviser to manage, and will adversely affect Allmerica Financial's ability to attract superior subadvisory services for the Fund in the future;

    . The fact that, in the event the Strategic Income Fund's asset levels decline owing to the suspension of sales of insurance contracts by the Insurance Companies, there will be fewer opportunities for the Fund to achieve economies of scale to reduce expenses;

    .  The fact that the Merger is expected to be tax-free for shareholders; and

    . The fact that in the absence of the Merger and in light of expected future expense levels, the Board of Trustees would need to consider other strategic alternatives.

   The Trustees considered the differences in the Fund's investment objectives, policies and strategies and the related risks. The Trustees also considered the historical investment performance results of the Fund. No assurance can be given that the Investment Grade Income Fund will achieve any particular level of performance after the Merger or that the combined Fund's expenses will be lower than those of the Strategic Income Fund.

Information About the Manager and Sub-Advisers

   Allmerica Financial is the investment manager to both Funds. Allmerica Financial has retained investment management firms (collectively, "Sub-Advisers") to manage the Funds. Allmerica Financial has contracted with Western Asset Management Company ("WAMC") and Western Asset Management Company Limited ("WAMC Ltd.") as Sub-Advisers to make the day-to-day investment decisions for the Strategic Income Fund. As of December 31, 2001, WAMC had approximately $85.3 billion in assets under management. WAMC serves as the investment adviser for employee benefit plans and other institutional assets, as well as mutual funds and variable annuities. As of December 31, 2001, WAMC Ltd. had approximately $8.9 billion in assets under management. WAMC Ltd. was acquired in 1996 and operates as an affiliate of WAMC. WAMC Ltd. provides global fixed income management services to a wide variety of institutional clients. Allmerica Financial has contracted with Allmerica Asset Management, Inc. ("AAM"), a direct, wholly-owned subsidiary of Allmerica Financial Corporation, as Sub-Adviser to make the day-to-day investment decisions for the Investment Grade Income Fund. As of December 31, 2001, AAM had $18.8 billion in assets under management. Incorporated in 1993, AAM serves as investment adviser to investment companies and affiliated insurance company accounts and other third-party clients.

   The terms of the subadvisory contracts with respect to each of these Funds are substantially the same. Allmerica Financial is responsible for overseeing each Sub-Adviser's management of its Fund and for making recommendations to the Trustees as to whether to retain each Sub-Adviser from year to year. The Merger will not result in any changes to the terms of the subadvisory contract between Allmerica Financial and AAM. The Merger will result in a change in Sub-Adviser for shareholders of the Strategic Income Fund.

   The following table provides information about the individuals or groups of individuals that are primarily responsible for the day-to-day management of each of the Funds.

Fund Name and              Name and Title of        Service with         Business Experience
Sub-Adviser Name           Portfolio Manager(s)     Sub-Adviser          for Past Five Years
----------------           -----------------------  -------------------  ---------------------------
Strategic Income Fund                                                    .
Western Asset Management   *Stephen A. Walsh,       1991 - Present       Prior to 1991, Mr. Walsh
Company                    Director of Portfolio                         served as a Portfolio
                           Management                                    Manager with Security
                                                                         Pacific Investment
                                                                         Managers, Inc.

Western Asset Management   Michael B. Zelouf,       1996 - Present       Mr. Zelouf joined Lehman
Company Limited            Director, International                       Brothers Global Asset
                           Investments                                   Management as Portfolio
                                                                         Manager in 1989 and was
                                                                         promoted to Director,
                                                                         International Investments
                                                                         in 1996 when WAMC acquired
                                                                         the firm.

Investment Grade Income    Ann K. Tripp, Vice       1987 - Present       Ms. Tripp has oversight
Fund                       President                                     responsibility for all
Allmerica Asset                                                          insurance client portfolios
Management, Inc.                                                         managed by Allmerica Asset
                                                                         Management, Inc. She also
                                                                         oversees all fixed-income
                                                                         trading operations for the
                                                                         firm. Ms. Tripp has direct
                                                                         management responsibility
                                                                         for the general accounts of
                                                                         Allmerica Financial, as
                                                                         well as several captive and
                                                                         self-insured groups. Before
                                                                         joining Allmerica in 1987,
                                                                         Ms. Tripp was a senior
                                                                         financial consultant at The
                                                                         New England and an
                                                                         Investment Officer at
                                                                         Massachusetts Capital
                                                                         Resource Company.

--------
* Mr. Walsh is head of an investment team of more than 30 individuals who are primarily responsible for the day-to-day management of the Fund.

   The address of Allmerica Financial is 440 Lincoln Street, Worcester, Massachusetts 01653. The address of Western Asset Management Company is 117 E. Colorado Boulevard, Pasadena, California 91105. The address of Western Asset Management Company Limited is 155 Bishopgate, London, United Kingdom, EC2M3TY. The address of Allmerica Asset Management, Inc. is 440 Lincoln Street, Worcester, Massachusetts, 01653.

Federal Income Tax Consequences

   Please review "Federal Income Tax Consequences" in the General Information section of this Prospectus/Proxy Statement.

   THE TRUSTEES OF ALLMERICA INVESTMENT TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT.

Required Vote for the Proposal

   Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Strategic Income Fund outstanding at the record date for the Meeting.

                           VII. GENERAL INFORMATION

Information about the Mergers

  Terms of the Reorganization Agreements

   If approved by the shareholders of the relevant Acquired Fund, each Merger
is expected to occur on or around April   , 2003, pursuant to a Reorganization
Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each Reorganization Agreement is identical to the other Reorganization Agreements, except for the names of the Funds involved. Please review Appendix A. The following is a brief summary of the principal terms of each Reorganization Agreement:

    . The Acquired Fund will transfer all of its assets and liabilities attributable to its shares to the Acquiring Fund in exchange for shares of the Acquiring Fund (the "Merger Shares").

    . The Merger will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Merger (the "Valuation Date") (currently scheduled to be the close of regular trading on the New York Stock Exchange on April , 2003 or such other date and time as the parties may determine).

    . The exchange, which will be effected on the basis of the relative net asset value of the two Funds, will be followed immediately by the distribution of the Merger Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

    . After the Merger, the Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.

    . The Merger requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Merger may be terminated at any time prior to closing with the approval of the Trustees.

   A shareholder or contract holder who objects to the Merger will not be entitled under Massachusetts law or the Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. Holders of variable life or variable annuity contracts invested in an Acquired Fund may exchange their investment for an investment in other investment options, as provided in their contracts before or after the Merger.

Organization

   Each of the Merger Shares will be fully paid and nonassessable by the relevant Acquiring Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Declaration of Trust permits the Trustees to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares, such series and/or classes having such preferences and special or relative rights and privileges as the Trustees may determine. Each of the Acquiring Fund's shares are not currently divided into more than one class. The rights of shareholders of the Acquired Funds and the Acquiring Funds under the Declaration of Trust and applicable law are identical.

Shares to be Issued

   If the Mergers occur, the Insurance Companies, as shareholders of the Acquired Funds, will receive shares of each relevant Acquiring Fund. The Acquiring Fund shares issued in the Merger will have an aggregate net asset value equal to the aggregate net asset value of the current shares of the relevant Acquired Fund as of the Valuation Date. Procedures for purchasing and redeeming shares will not change as a result of the Merger. Following the
Merger:

    .  You will have the same exchange options as you currently have.

    . You will have the same voting rights under the Trust's Declaration of Trust and applicable law as you currently have.

   Information concerning the capitalization of each of the Funds is contained in Appendix B.

Federal Income Tax Consequences

   Provided that the contracts funded through the Separate Accounts of the Insurance Companies qualify as annuity contracts under Section 72 of the Code or as life insurance contracts under Section 7702(a) of the Code, the Mergers will not create any tax liability for owners of the contracts.

   The closing of each of the Mergers will be conditioned on receipt of an opinion from Ropes & Gray to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions and, in the case of the Select Strategic Growth Fund's merger into the Select Growth Fund and the Select Emerging Markets Fund's merger into the Select International Equity Fund, although not entirely free from doubt, for federal income tax purposes:

    .  the Merger will constitute a reorganization within the meaning of
       Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

    . under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, or upon the distribution of such Acquiring Fund shares to the shareholders of the Acquired Fund;

    . under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the obligations of the Acquired Fund and issuance of Acquiring Fund shares;

    . under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that it receives from the Acquired Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

    . under Section 1223(2) of the Code, the Acquiring Fund's holding periods in the assets that it receives from the Acquired Fund will include the periods during which those assets were held by the Acquired Fund;

    . under Section 354 of the Code, the Acquired Fund shareholders will recognize no gain or loss upon the distribution of Acquiring Fund shares to them in exchange for their shares of the Acquired Fund;

    . under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

    . under Section 1223(l) of the Code, an Acquired Fund shareholder's holding period for the Acquiring Fund shares received pursuant to the Agreement and Plan of Reorganization will include the holding period for the Acquired Fund shares exchanged for the Acquiring Fund shares; provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

    . under Section 381 of the Code, the Acquiring Fund will succeed to the capital loss carryovers of the Acquired Fund, if any, but the use by the Acquiring Fund of any such carryovers (and of capital loss carryovers of the Acquiring Fund) may be subject to limitation under Section 383 or 384 of the Code.

   The opinion will be based on certain factual certifications made by officers of the Trust and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of a Merger will be as described above.

Voting Information

   The Trustees are soliciting proxies in connection with the Meeting, which has been called to be held at 9:00 a.m. Eastern Time on March 27, 2003, at the offices of Allmerica Financial, 440 Lincoln Street, Worcester, Massachusetts 01653. The meeting notice, this Prospectus/Proxy Statement and the Form of Proxy are first being mailed to contractholders beginning on or about February
  , 2003. Shareholders of record of each of the Acquired Funds as of the close of business on January 8, 2003 (the "Record Date") are eligible to vote on the Proposals described in this Prospectus/Proxy Statement, except as otherwise noted.

   Voting Process. The shares of each of the Funds of the Trust may be purchased only by Separate Accounts established by First Allmerica or Allmerica Financial Life. Subject to certain exceptions with respect to unregistered Separate Accounts, First Allmerica and Allmerica Financial Life will vote the shares of the Fund held in each Separate Account in accordance with instructions received from variable life insurance policy owners and variable annuity contract owners or participants (collectively, "Contract Owners") with respect to all matters on which Fund shareholders are entitled to vote. Except when otherwise permitted by applicable law or regulation, interests in Contracts for which no proxies are received will be voted in proportion to the proxy instructions which are received from Contract Owners. First Allmerica and Allmerica Financial Life also will vote shares in a registered Separate Account that they own and which are not attributable to Contracts in the same proportion.

   As of the close of business on the Record Date, the number of shares outstanding of each Fund was as follows:

                                            Number of Shares Outstanding
        Fund                                   as of January 8, 2003
        ----                                ----------------------------
        Select Strategic Growth Fund.......        72,837,153.677
        Select Emerging Markets Fund.......        81,537,557.191
        Select Growth and Income Fund......       353,186,985.270
        Select Aggressive Growth Fund......       319,452,982.666
        Select Strategic Income Fund.......       133,441,389.133

   In addition to the solicitation of proxies by mail, officers and employees of the Trust, without additional compensation, may solicit proxies in person or by telephone. Subject to certain exceptions the costs associated with such solicitation, as well as the Meeting, will be borne by the Trust.

   Shareholders may vote their shares of the Trust by completing the enclosed proxy and returning it by mail to the Trust.

   In the event that a quorum of Shareholders (thirty percent (30%) of all shares issued and outstanding and entitled to vote at the Meeting), for any Acquired Fund, is not represented at the Meeting or at any adjournments thereof, or, even though a quorum is so represented, if sufficient votes in favor of the matters set forth in the Notice of Meeting are not received by March 26, 2003, the persons named as proxies may propose one or more adjournments of the Meeting for a period or periods of not more than 90 days in the aggregate and further solicitation of proxies may be made. Any such adjournment may be effected by a majority of the votes properly cast in person or by proxy on the question at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the matters set forth in the Notice of the Meeting. They will vote against any such adjournment those proxies required to be voted against any such matters.

   Quorum and Method of Tabulation. Thirty percent (30%) of the shares entitled to vote, present in person or represented by proxy, constitute a quorum for the transaction of business at the Meeting. Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Trust to act as tellers for the Meeting.

   The tellers will count the total number of votes cast "for" approval of the proposals for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions or "broker nonvotes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum.

   Other Matters and Discretion of Persons Named as Proxies. While the Meeting is called to act upon any business that may properly come before it, at the date of this Proxy Statement the only business which management intends to present or knows that others will present is the business mentioned in the accompanying Notice. If any other matters properly come before the Meeting, and on all procedural matters at the Meeting, it is intended that the enclosed proxy shall be voted in accordance with the best judgment of the persons named as proxies therein, or their substitutes, present and acting at the Meeting.

   Date for Receipt of Shareholder Proposals. The Declaration of Trust does not provide for regular annual meetings of Shareholders, nor does the Trust currently intend to hold annual meetings. No proposals were submitted by Shareholders for presentation at the Meeting. Shareholder proposals which are intended to be presented at a subsequent meeting of Shareholders of the Trust must be received at the principal executive offices of the Trust, 440 Lincoln Street, Worcester, MA 01653, at least 160 days in advance of the date of any such meeting in order to be included in the proxy statement and proxy related to such meeting.

Costs of Mergers

   Except as described below, the Acquired Funds will bear the costs of the Mergers, including costs of solicitation, except for portfolio transaction costs incurred by the Funds in connection with the purchase or sale of portfolio securities in the ordinary course of business, which will be borne by the respective Funds incurring such costs, and governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares of the Acquiring Funds to be issued, which will be borne by the Acquiring Funds.

   The costs of the merger between the Aggressive Growth Fund and the Select Growth Fund will be borne equally by the Aggressive Growth Fund and the Select Growth Fund. In making this determination, the Trustees considered the likely impact of the merger on expenses borne by shareholders of both Funds, and concluded that the merger will likely benefit each of the Funds in a similar measure.

   The costs to be borne by the Acquired Funds will include, among other costs, the costs of this Prospectus/Proxy Statement. In the event that any of the Mergers is not consummated, the relevant Acquired Fund will bear all of the costs and expenses incurred by both the relevant Acquired Fund and Acquiring Fund in connection with such Merger. [The Trustees have authorized the Manager
to retain [          ] as proxy solicitors with respect to the matters
contained in this Prospectus/Proxy Statement. The costs of [          ] in
providing such services to the Trust are estimated to be no more than $[    ].]

                                                                     Appendix A

                     AGREEMENT AND PLAN OF REORGANIZATION

   This Agreement and Plan of Reorganization (the "Agreement") is made as of January 7, 2003 in Worcester, Massachusetts, by and between Allmerica Investment Trust, a Massachusetts business trust (the "Trust"), on behalf of
its            series (the "Acquired Fund"), and the Trust, on behalf of
its            series (the "Acquiring Fund").

Plan of Reorganization

   (a) The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund a number of full and fractional Shares of beneficial interest of the Acquiring Fund (the "Reorganization Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the Shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to the Shares of the Acquired Fund assumed by the Acquiring Fund on that date.

   (b) Upon consummation of the transaction described in paragraph (a) above, the Acquiring Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the Reorganization Shares, each shareholder being entitled to receive that proportion of such Reorganization Shares which the number of shares of the Acquired Fund held by such shareholder bears to the number of shares of the Acquired Fund outstanding on such date. Certificates representing the Reorganization Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

   (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Amended Agreement and Declaration of Trust of the Trust (the "Declaration of Trust"), and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

Agreement

   1. Representations, Warranties and Agreements of the Acquiring Fund. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

      a) The Acquiring Fund is a series of the Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

      b) [Reserved]

      c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the year ended December 31, 2001, and for the six months ending June 30, 2002, have been furnished to the Acquired Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Acquiring Fund as of such dates and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

      d) The current prospectus and statement of additional information of the Trust, each dated May 1, 2002, relating to the Acquiring Fund (collectively, as from time to time amended, the "Acquiring Fund Prospectus"), which have previously been furnished to the Acquired Fund, did not as of such date and do not contain as of the date hereof, with respect to the Acquiring Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      e) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund, which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

      f) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of June 30, 2002, those incurred in the ordinary course of its business as an investment company since June 30, 2002, and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to June 30, 2002, whether or not incurred in the ordinary course of business.

      g) As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of the Trust, are required to be filed by the Acquiring Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto
   Rico).

      i) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Reorganization Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund shareholders referred to in
   Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the Trust, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquired Fund to the Acquiring Fund for use in the Registration Statement or the Acquired Fund Proxy Statement.

      j) There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the Acquiring Fund Prospectus, the Registration Statement or the Acquired Fund Proxy Statement.

      k) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

      l) The Acquiring Fund qualifies (in respect of each taxable year since its commencement of operations) and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

      m) The issuance of the Reorganization Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

      n) The Reorganization Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

      o) All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

   2. Representations, Warranties and Agreements of the Acquired Fund. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

      a) The Acquired Fund is a series of the Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

      b) [Reserved]

      c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended December 31, 2001, and for the six months ending June 30, 2002, have been furnished to the Acquiring Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Acquired Fund as of such dates, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

      d) The current prospectuses and statement of additional information of the Trust, each dated May 1, 2002 relating to the Acquired Fund (collectively, as from time to time amended, the "Acquired Fund Prospectus"), which have previously been furnished to the Acquiring Fund, did not contain as of such dates and do not contain, with respect to the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      e) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund, which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

      f) There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in the registration statement on Form N-1A of the Trust or the Acquired Fund Prospectus.

      g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of June 30, 2002 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to June 30, 2002, whether or not incurred in the ordinary course of business.

      h) As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of the Trust, are required to be filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      i) At the Exchange Date, the Trust, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of June 30, 2002 referred to in
   Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

      j) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

      k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

      l) The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in
   Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund to the Acquired Fund or the Trust for use in the Registration Statement or the Acquired Fund Proxy Statement.

      m) All of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

      n) All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

   3. Reorganization.

      a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation to make the distribution described in Section 8(m)), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any Investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below). Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Reorganization Shares received by it to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund.

      b) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

      c) The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

   4. Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Reorganization Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to the shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to the shares of the Acquired Fund assumed by the Acquiring Fund on that date.

      a) The net asset value of the Reorganization Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund and the value of the liabilities attributable to the shares of the Acquired Fund to be assumed by the Acquiring Fund shall in each case be determined as of the Valuation Time.

      b) The net asset value of the Reorganization Shares shall be computed in the manner set forth in the Acquiring Fund Prospectus. The value of the assets and liabilities of the shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

      c) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

      d) The Acquired Fund shall distribute the Reorganization Shares to the shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable open accounts for each Acquired Fund shareholder in accordance with such written instructions.

      e) The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise.

   5. Expenses, Fees, etc.

      a) The parties hereto understand and agree that the costs of all transactions contemplated by the Agreement are being borne by the Acquired Fund. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of either party as a "regulated investment company" within the meaning of Section 851 of the Code.

      b) In the event the transactions contemplated by this Agreement are not consummated for any reason, the Acquired Fund shall bear all expenses incurred in connection with such transactions.

      c) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

   6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Reorganization Shares to be issued shall be made at Worcester, Massachusetts, as of April 30, 2003, or at such other date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   7. Meetings of Shareholders; Dissolution.

      a) The Trust, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders to be held as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided and adopting this Agreement.

      b) The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall be liquidated and shall not conduct any business except in connection with its liquidation and dissolution.

      c) The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

   8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

      a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

      b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of the Trust, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since June 30, 2002, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

      c) That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of the Trust certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

      d) [Reserved]

      e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

      f) That the Acquiring Fund shall have received an opinion of Ropes & Gray, counsel to the Acquired Fund, in form satisfactory to counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) the Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquired Fund and, assuming that the Registration Statement, the Acquired Fund Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Trust on behalf of the Acquired Fund; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound; and (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

      g) [Reserved]

      h) That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Acquiring Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Reorganization Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund.

      i) That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

      j) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, threatened by the Commission.

      k) That the Trust shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

      l) That all actions taken by the Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

      m) That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over
   (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund's investment company taxable income as defined in Section 852 of the Code (computed in each case without regard to any deduction for dividends paid), and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the taxable year ending on December 31, 2002 and the subsequent taxable year ending on the Exchange Date.

      n) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of the Trust, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

      o) That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

      p) [Reserved]

      q) [Reserved]

      r) [Reserved]

      s)  [Reserved]

   9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

      a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

      b) That the Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

      c) That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of the Trust, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that the Trust shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of the Trust certifying that as of the Valuation Time and as of the Exchange Date, to the best of the knowledge of the Trust, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

      d) That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

      e) That the Acquired Fund shall have received an opinion of Ropes & Gray, counsel to the Acquiring Fund, in form satisfactory to counsel to the Acquired Fund, and dated the Exchange Date, to the effect that (i) the Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Reorganization Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquiring Fund and, assuming that the Acquiring Fund Prospectus, the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Trust and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

      f) That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Acquired Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Reorganization Shares to them in exchange for their shares of the Acquired Fund; (iii) the aggregate tax basis of the Reorganization Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the aggregate tax basis of the

   Acquired Fund shares exchanged therefor; and (iv) an Acquired Fund shareholder's holding period for the Reorganization Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Reorganization Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

      g) That all actions taken by the Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

      h) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, threatened by the Commission.

      i) That the Trust shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

   10. [Reserved]

   11. Waiver of Conditions. Each of the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of the Trustees of the Trust, on behalf of the Acquiring Fund and the Acquired Fund, as the case may be, on its behalf or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a), 8(h), 9(a) and 9(f).

   12. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it or the Trust who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

   13. Termination. The Acquired Fund and the Acquiring Fund may, by consent of the Trustees of the Trust, on behalf of the Acquired Fund and the Acquiring Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by September 30, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

   14. [Reserved]

   15. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

   16. Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

        [The remainder of this page has intentionally been left blank.]

   17. Declaration of Trust. A copy of the Amended Agreement and Declaration of Trust of Allmerica Investment Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust on behalf of the Acquiring Fund and the Acquired Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees, officers or shareholders of the Trust and individually but are binding only upon the assets and property of the Acquiring Fund or the Acquired Fund, as the case may be.

                                              ALLMERICA Investment Trust,
                                              on behalf of its        series
                                              (the Acquired Fund)

                                              By: -----------------------------
                                                  Name:
                                                  Title:

                                              ALLMERICA Investment Trust
                                              on behalf of its        series
                                              (the Acquiring Fund)

                                              By: -----------------------------
                                                  Name:
                                                  Title:

                                                                     Appendix B

                                CAPITALIZATION

   The following tables shows the capitalization of each of the Acquired Funds and Acquiring Funds as of June 30, 2002 and on a pro forma combined basis giving effect to the acquisition of the assets and liabilities of each of the Acquired Funds by the relevant Acquiring Funds at net asset value as of that date. The information provided in the "Pro Forma Combined" column assumes each Merger was consummated on December 31, 2001, and is for information purposes only. No assurance can be given as to how many shares of each Acquiring Fund will be received by the shareholders of the relevant Acquired Fund on the date the Merger takes place.

                                                    Select Growth Select Growth
                                                        Fund          Fund
                     Select Strategic Select Growth   Pro Forma     Pro Forma
                       Growth Fund        Fund       Combined(1)   Combined(2)
                     ---------------- ------------- ------------- -------------
 Net asset value....   $24,774,571    $518,212,998  $543,027,764  $932,676,262
 Shares outstanding.    77,340,446     399,807,762   419,002,904   719,657,610
 Net asset value per
   share............        $0.320          $1.296        $1.296        $1.296

                                                                 Select International
                                                                     Equity Fund
                           Select Emerging  Select International      Pro Forma
                            Markets Fund        Equity Fund            Combined
                          ----------------- -------------------- --------------------
Net asset value..........   $ 55,413,570        $440,486,954         $496,059,867
Shares outstanding.......     79,043,864         409,720,788          461,451,039
Net asset value per share         $0.701              $1.075               $1.075

                                                                  Equity Index Fund
                          Select Growth and                           Pro Forma
                             Income Fund     Equity Index Fund         Combined
                          ----------------- -------------------- --------------------
Net asset value..........   $466,532,455        $445,991,622         $913,721,780
Shares outstanding.......    442,745,570         190,555,188          390,479,393
Net asset value per share         $1.054              $2.340               $2.340

                                                    Select Growth Select Growth
                                                        Fund          Fund
                    Select Aggressive Select Growth   Pro Forma     Pro Forma
                       Growth Fund        Fund       Combined(3)   Combined(2)
                    ----------------- ------------- ------------- -------------
Net asset value....   $389,263,520    $518,212,998  $907,857,098  $932,676,262
Shares outstanding.    376,085,306     399,807,762   700,507,020   719,657,610
Net asset value per
  share............         $1.035          $1.296        $1.296        $1.296

                                                             Select Investment Grade
                                           Select Investment       Income Fund
                          Select Strategic   Grade Income           Pro Forma
                            Income Fund          Fund               Combined
                          ---------------- ----------------- -----------------------
Net asset value..........   $101,952,565     $620,307,471         $722,344,029
Shares outstanding.......     96,245,926      562,445,844          654,890,325
Net asset value per share         $1.059           $1.103               $1.103

--------
(1) Assumes approval of Proposal 1 only by shareholders of the Strategic Growth Fund.
(2) Assumes approval both of Proposal 1 by shareholders of the Strategic Growth Fund and of Proposal 4 by shareholders of the Aggressive Growth Fund.
(3) Assumes approval of Proposal 4 only by shareholders of the Aggressive Growth Fund.

                                                                     Appendix C

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

                              SELECT GROWTH FUND

   The Select Growth Fund returned (17.77)% for the first half of 2002, outperforming its benchmark, the Russell 1000 Growth Index, which returned (20.78)%.

   The period was marked by an investment climate that continued to favor the more defensive value stocks over the more aggressive growth stocks that the Fund focuses on. Investor preferences like these tend to occur when economic concerns persist or investor confidence erodes. In fact, as the period progressed, investors became increasingly reluctant to invest in the stock market at all, and many turned to bonds and cash investments. Economic conditions had become more favorable through the period and were therefore not what concerned investors. It was corporate scandals, including revelations of improper accounting at several high profile companies that concerned investors and further worsened an already depressed stock market.

   Helping the Fund to outperform its index were good stock selection, a higher than benchmark weighting in the financial sector, stock selection within the healthcare and consumer cyclical sectors, and a slightly lower than benchmark weighting in the technology sector.

   Looking ahead, the Investment Sub-Adviser is likely to maintain relatively smaller positions in technology, which require a resumption in capital spending to be able to positively contribute to the U.S. economy. Despite the relatively defensive position that has helped the fund over the period, the management team is continuing to watch for opportunities to take new positions in higher growth stocks as the economy and investor sentiment improve.

                         Average Annual Total Returns

      Period Ending June 30, 2002            1 Year  5 Years Life of Fund
      ---------------------------           -------- ------- ------------
      Select Growth Fund................... (27.00)%   0.23%     7.37%
      Russell 1000 Growth Index............ (26.49)% (0.28)%     8.69%
      S&P 500(R) Index..................... (17.99)%   3.66%    11.38%
      Lipper Large-Cap Growth Funds Average (26.09)%   1.74%     9.38%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

           Select Growth  Russell 1000
                Fund      Growth Index  S&P 500/R/ Index
           -------------  ------------  ----------------
8/21/1992
Inception
Date          $10,000        $10,000        $10,000
6/30/1993      10,720         10,560         11,146
6/30/1994      10,497         10,528         11,302
6/30/1995      13,103         13,739         14,249
6/30/1996      15,458         17,559         17,955
6/30/1997      19,922         23,062         24,187
6/30/1998      27,675         30,303         31,481
6/30/1999      33,374         38,569         38,644
6/30/2000      38,606         48,469         41,445
6/30/2001      27,609         30,934         35,293
6/30/2002      20,154         22,740         28,945

   The Select Growth Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

   Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   Effective 5/1/02, the benchmark changed from the S&P 500(R) Index to the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of McGraw Hill Companies, Inc. The Lipper Large-Cap Growth Funds Average is a non-weighted average of funds within the large-cap growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

   Performance prior to 7/1/96 is that of a prior Sub-Adviser.

Investment Sub-Adviser

   Putnam Investment Management, LLC

About the Fund

   Seeks long-term growth of capital by investing in stocks of companies believed to have long-term growth potential.

                             Portfolio Composition

   As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                 14%
Retailers                       10%
Computer Software & Processing   8%
Beverages, Food & Tobacco        8%
Electronics                      6%
Computers & Information          6%
Banking                          6%
Financial Services               5%
Industrial - Diversified         5%
Insurance                        4%
Other                           28%

                       SELECT INTERNATIONAL EQUITY FUND

   The Select International Equity Fund returned (3.41)% for the first half of 2002, underperforming its benchmark, the MSCI EAFE Index, which returned (1.38)%.

   After making gains in the early part of 2002, European and Japanese stocks fell. Some of the decline was tempered by the falling U.S. dollar, which helped make the declines to U.S. investors less steep when local returns were converted back to U.S. dollars. But investors were rattled by the rapidly declining dollar, combined with the onslaught of bad news about accounting and tax fraud involving high profile U.S. companies and their executives. Fearing increasing risk, many investors fled stocks for the perceived safety of bonds. Potential terrorist acts and the Middle East conflict produced additional worries about the risks of equity investing.

   Telecommunication stocks had the greatest negative impact on the Fund's underperformance relative to its benchmark. Despite the fact the Fund held some of the strongest stocks within this sector during the first half, these stocks were weighed down by the sectors' ballooning debt and the high costs associated with new product development. Media stocks also contributed to the portfolio's negative performance during the first half. The tepid economic recovery did little to boost revenue from movie tickets and music production. Certain financial stocks also hurt performance, although one financial stock issued by a U.K.-based company did advance. Certain consumer-related and energy stocks also helped performance as consumers continued to spend and Middle East tensions contributed to higher oil prices.

   Looking ahead, the Investment Sub-Adviser sees signs that the economy may continue to strengthen. Among these signs are expanding manufacturing and generally low interest rates. Near term, however, non-market factors, including political unrest and corporate malfeasance may continue to have a negative effect on international stocks.

                         Average Annual Total Returns

Period Ending June 30, 2002         1 Year  5 Years Life of Fund
---------------------------        -------- ------- ------------
Select International Equity Fund.. (11.19)%   0.43%    5.59%
MSCI EAFE Index...................  (9.21)% (1.26)%    2.65%
Lipper International Funds Average (10.10)% (0.07)%    4.41%

                   Growth of a $10,000 Investment Since 1994

                                     [CHART]

           Select International
                Equity Fund       MSCI EAFE Index
           --------------------   ---------------
5/2/1994
Inception
Date               $10,000           $10,000
6/30/1994            9,620            10,088
6/30/1995           10,573            10,285
6/30/1996           12,463            11,686
6/30/1997           15,265            13,225
6/30/1998           17,448            14,069
6/30/1999           18,351            15,184
6/30/2000           22,306            17,832
6/30/2001           17,561            13,621
6/30/2002           15,595            12,380


   The Select International Equity Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

   Special risk considerations are associated with investments in non-U.S. companies, including fluctuating foreign exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect the portfolio.

   Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   The MSCI EAFE Index is an unmanaged index of European, Australian and Far East stocks. The Lipper International Funds Average is a non-weighted average of funds within the international fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser

   Bank of Ireland Asset Management (U.S.) Ltd.

About the Fund

   Seeks maximum long-term total return by investing in non-U.S. companies based on fundamental value.

                             Portfolio Composition

   As of June 30, 2002, the country allocation of net assets was:

                                    [CHART]

United Kingdom  29%
Japan           13%
Switzerland     13%
Netherlands     12%
France          10%
Germany          7%
Italy            4%
Australia        3%
Other            9%

                               EQUITY INDEX FUND

   The Equity Index Fund returned (13.35)% for the first half of 2002, in line with its benchmark, the S&P 500(R) Index, which returned (13.16)%.

   After an impressive recovery in the last quarter of 2001, the U.S. equity markets were dragged down by concerns about corporate accounting issues and the possibility of interest rate increases, given better than expected economic reports. The index was essentially flat at the end of the first quarter. The second quarter was marked by tumbling stock prices at some high profile companies whose top executives were accused of fraud. Not knowing whom or what to trust, the financial markets reacted as expected, with the S&P 500(R) Index plunging.

   Within the Fund and the index, the worst performing stocks were in the telecommunications and energy sectors, where many of the corporate scandals were concentrated. As a result, investors fled those affected sectors. More positively, healthcare, homebuilding and retailing sectors enjoyed the best performance, as investors favored companies whose earnings were perceived as truthfully reported and backed up by solid balance sheets.

   The outlook for the second half of 2002 is uncertain as various indicators alternately point to strength or weakness in the economy. Consumers continue to spend, especially on housing, with new home sales in May especially strong. Currently, the consensus is that the weak economic recovery will mean that the Federal Reserve Board is unlikely to raise interest rates significantly before the end of the year.

                         Average Annual Total Returns

Period Ending June 30, 2002                   1 Year  5 Years 10 Years
---------------------------                  -------- ------- --------
Equity Index Fund........................... (18.32)%  3.40%   10.96%
S&P 500(R) Index............................ (17.99)%  3.66%   11.43%
Lipper S&P 500 Index Objective Funds Average (18.35)%  3.40%   11.06%

                   Growth of a $10,000 Investment Since 1992

                                    [CHART]

            Equity Index Fund    S&P 500/R/ Index
            -----------------    ----------------
6/30/1992       $10,000             $10,000
6/30/1993        11,355              11,363
6/30/1994        11,428              11,523
6/30/1995        14,310              14,527
6/30/1996        17,897              18,304
6/30/1997        23,927              24,656
6/30/1998        30,988              32,092
6/30/1999        37,994              39,397
6/30/2000        40,600              42,253
6/30/2001        34,628              35,987
6/30/2002        28,284              29,513

   The Equity Index Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

   Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of McGraw Hill Companies, Inc. The Lipper S&P 500(R) Index Objective Funds Average is a non-weighted average of funds within the S&P 500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser

   Allmerica Asset Management, Inc.

About the Fund

   Seeks to replicate the returns of the S&P 500(R) Index.

                             Portfolio Composition

   As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

Pharmaceuticals                   11%
Banking                            8%
Oil & Gas                          8%
Retailers                          7%
Beverages, Food & Tobacco          6%
Financial Services                 6%
Insurance                          5%
Computer Software & Processing     5%
Computers & Information            4%
Industrial - Diversified           4%
Telephone Systems                  4%
Other                             32%

                      SELECT INVESTMENT GRADE INCOME FUND

   The Select Investment Grade Income Fund returned 2.66% for the first half of 2002, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.80%.

   The first half of 2002 challenged and disappointed credit investors. The period began on a high note with positive economic data suggesting the likelihood of a rise in interest rates, but reports in the second quarter indicated weakness. Accounting irregularities and fraud, among other illegal activities, resulted in numerous large-scale downgrades of former investment-grade bellwether bonds to junk bond status. Some issuers even faced bankruptcy. Initially, interest rates rose, but then began to reverse course.

   Within the Fund, holdings of bonds issued by telecommunication companies detracted most from the Fund's performance compared with the index. The Investment Sub-Adviser believed at the start of the period that the improving economy would give a well-needed boost to these companies, however the sector continued to fare poorly. More positively, bonds issued by companies in the consumer sector helped performance. Also mortgage-backed securities held in the portfolio did well in the first quarter when rates were rising slightly.

   Looking ahead, it appears that the Federal Reserve will not raise short-term interest rates any time soon, given the need to stimulate an economy still suffering from increased unemployment and decreased capital spending. In such an environment the Investment Sub-Adviser is likely to avoid individual corporate bonds that could present excessive risk and focus on maintaining a well diversified portfolio.

                         Average Annual Total Returns

Period Ending June 30, 2002                             1 Year 5 Years 10 Years
---------------------------                             ------ ------- --------
Select Investment Grade Income Fund.................... 7.48%   6.75%   7.00%
Lehman Brothers Aggregate Bond Index................... 8.63%   7.57%   7.34%
Lipper Intermediate Investment Grade Debt Funds Average 7.17%   6.43%   6.48%

                   Growth of a $10,000 Investment Since 1992

                                     [CHART]

           Select Investment    Lehman Brothers
           Grade Income Fund  Aggregate Bond Index
           -----------------  --------------------
6/30/1992       $10,000              $10,000
6/30/1993        11,365               11,180
6/30/1994        11,163               11,034
6/30/1995        12,545               12,417
6/30/1996        13,099               13,040
6/30/1997        14,194               14,103
6/30/1998        15,649               15,590
6/30/1999        15,982               16,079
6/30/2000        16,583               16,813
6/30/2001        18,306               18,701
6/30/2002        19,676               20,314

   The Select Investment Grade Income Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time.

   Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed-rate debt issues with an investment grade rating, at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser

   Allmerica Asset Management, Inc.

About the Fund

   Seeks to generate a high level of total return which includes income and capital appreciation.

                             Portfolio Composition

   As of June 30, 2002, the sector allocation of net assets was:

                                    [CHART]

U.S. Government & Agency Obligations               43%
Corporate Notes & Bonds                            27%
U.S. Government Agency Mortgage-Backed Securities  16%
Asset-Backed & Mortgage-Backed Securities           8%
Foreign Bonds                                       3%
Other                                               3%

                            FUND RETURN INFORMATION

                              SELECT GROWTH FUND

   The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

                      Calendar Year Annual Total Returns


                                    [CHART]

1993                    0.84%
1994                   -1.49%
1995                   24.59%
1996                   22.02%
1997                   34.06%
1998                   35.44%
1999                   29.80%
2000                  -17.79%
2001                  -24.71%



   During the period shown above the highest quarterly return was 25.02% for the quarter ended 12/31/98 and the lowest was (20.19)% for the quarter ended 03/31/01.

   Putnam Investment Management, L.L.C. became Sub-Adviser of the Fund on July 1, 1996. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               Performance Table

Average Annual Total Returns                 Past      Past     Since Inception
(for the periods ending December 31, 2001) One Year Five Years (August 21, 1992)
------------------------------------------ -------- ---------- -----------------
      Fund Shares......................... (24.71)%    7.84%        10.05%
      S&P 500 Index*...................... (11.89)%   10.70%        13.77%
      Russell 1000 Growth Index**(1)...... (20.42)%    8.27%        11.34%

--------
* The S&P 500 Index(R) is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.
** The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000(R) Growth Index's inception was August 31, 1992.

                       SELECT INTERNATIONAL EQUITY FUND

   The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

                      Calendar Year Annual Total Returns


                                    [CHART]

1995                   19.63%
1996                   21.94%
1997                    4.65%
1998                   16.48%
1999                   31.71%
2000                   -9.03%
2001                  -21.43%



   During the period shown above the highest quarterly return was 20.89% for the quarter ended 12/31/99 and the lowest was (17.69)% for the quarter ended 09/30/98.

                               Performance Table

 Average Annual Total Returns                 Past      Past    Since Inception
 (for the periods ending December 31, 2001) One Year Five Years  (May 2, 1994)
 ------------------------------------------ -------- ---------- ---------------
  Fund Shares.............................. (21.43)%   2.79%         6.45%
  Morgan Stanley Capital Intl. EAFE Index*. (21.20)%   1.17%         3.04%

--------
* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index is an unmanaged capitalization weighted index of foreign developed country common stocks.

                               EQUITY INDEX FUND

   The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

                      Calendar Year Annual Total Returns

                               [CHART]

1992            7.25%
1993            9.53%
1994            1.06%
1995           36.18%
1996           22.3%
1997           32.41%
1998           28.33%
1999           20.41%
2000           -9.03%
2001          -12.02%


   During the period shown above the highest quarterly return was 21.41% for the quarter ended 12/31/98 and the lowest was (14.72)% for the quarter ended 9/30/01.

                               Performance Table

    Average Annual Total Returns                 Past      Past      Past
    (for the periods ending December 31, 2001) One Year Five Years Ten Years
    ------------------------------------------ -------- ---------- ---------
                  Fund Shares................. (12.02)%   10.37%    12.47%
                  S&P 500 Index*.............. (11.89)%   10.70%    12.94%

--------
* The S&P 500 Index(R) is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.

                      SELECT INVESTMENT GRADE INCOME FUND

   The bar chart and table below do not reflect expenses at the insurance product level, and if they did, the performance shown would have been lower.

                      Calendar Year Annual Total Returns

                                                  [GRAPHIC]




                                    [CHART]

1992            8.33%
1993           10.8%
1994           -2.96%
1995           17.84%
1996            3.56%
1997            9.45%
1998            7.97%
1999           -0.97%
2000           10.31%
2001            7.94%



   During the period shown above the highest quarterly return was 6.02% for the quarter ended 6/30/95 and the lowest was (2.61)% for the quarter ended 03/31/94.

                               Performance Table

Average Annual Total Returns                 Past      Past      Past
(for the periods ending December 31, 2001) One Year Five Years Ten Years
------------------------------------------ -------- ---------- ---------
  Fund Shares.............................   7.94%     6.86%     7.07%
  Lehman Brothers Aggregate Bond Index*...   8.43%     7.43%     7.23%

--------
* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of all fixed rate debt issues with an investment grade or higher rating, at least one year to maturity and an outstanding par value of at least $25 million.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                             FINANCIAL HIGHLIGHTS

   The financial highlights tables are intended to help you understand each fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Total returns do not include separate account expenses and contract fees. Inclusion of such charges would reduce total return for all periods shown. With the exception of information for the six months ended June 30, 2002, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is incorporated herein by reference to the Statement of Additional Information and is included in the annual report, which is available upon request. Information relating to the six months ended June 30, 2002 is unaudited and is included in the semiannual report, which is also available upon request.

                          ALLMERICA INVESTMENT TRUST

     FINANCIAL HIGHLIGHTS--For a Share Outstanding Throughout Each Period

                           Income from Investment Operations                       Less Distributions(A)
                     --------------------------------------------  ----------------------------------------------------
                                           Net Realized
                                               and                             Distributions
                     Net Asset    Net       Unrealized             Dividends     from Net                  Net Increase
                       Value   Investment  Gain (Loss)  Total from  from Net     Realized                  (Decrease) in
     Year Ended      Beginning   Income         on      Investment Investment     Capital        Total       Net Asset
    December 31,      of Year    (Loss)    Investments  Operations   Income        Gains     Distributions     Value
-------------------- --------- ----------  ------------ ---------- ----------  ------------- ------------- -------------
Select International
Equity Fund(1)
 2002(D)              $1.113    $ 0.009      $(0.047)    $(0.038)   $    --       $    --       $    --       $(0.038)
 2001                  1.781      0.018       (0.385)     (0.367)    (0.024)       (0.277)       (0.301)       (0.668)
 2000                  2.031      0.013       (0.191)     (0.178)    (0.009)       (0.063)       (0.072)       (0.250)
 1999                  1.542      0.012        0.477       0.489         --            --            --         0.489
 1998                  1.341      0.014        0.207       0.221     (0.020)           --        (0.020)        0.201
 1997                  1.356      0.015        0.049       0.064     (0.033)       (0.046)       (0.079)       (0.015)
Select Growth
Fund (1)
 2002(D)              $1.576    $   -- (2)   $(0.280)    $(0.280)   $    --       $    --       $    --       $(0.280)
 2001                  2.214      0.002       (0.545)     (0.543)        --        (0.095)       (0.095)       (0.638)
 2000                  3.049     (0.001)      (0.489)     (0.490)        --        (0.345)       (0.345)       (0.835)
 1999                  2.428     (0.002)       0.709       0.707     (0.001)       (0.085)       (0.086)        0.621
 1998                  1.811      0.002        0.638       0.640        -- (3)     (0.023)       (0.023)        0.617
 1997                  1.430      0.006        0.480       0.486     (0.006)       (0.099)       (0.105)        0.381
Equity Index
Fund(1)
 2002(D)              $2.715    $ 0.013      $(0.374)    $(0.361)   $(0.014)      $    --       $(0.014)      $(0.375)
 2001                  3.299      0.030       (0.422)     (0.392)    (0.029)       (0.163)       (0.192)       (0.584)
 2000                  4.060      0.032       (0.362)     (0.330)    (0.034)       (0.397)       (0.431)        0.761)
 1999                  3.408      0.036        0.656       0.692     (0.035)       (0.005)       (0.040)        0.652
 1998                  2.753      0.035        0.741       0.776     (0.034)       (0.087)       (0.121)        0.655
 1997                  2.165      0.034        0.664       0.698     (0.033)       (0.077)       (0.110)        0.588
Select Investment
Grade Income
Fund(4)
 2002(D)              $1.106    $ 0.032      $(0.003)    $ 0.029    $(0.032)      $    --       $(0.032)      $(0.003)
 2001                  1.086      0.064(5)     0.021       0.085     (0.065)           --        (0.065)        0.020
 2000                  1.051      0.070        0.035       0.105     (0.070)           --        (0.070)        0.035
 1999                  1.132      0.068       (0.079)     (0.011)    (0.069)       (0.001)       (0.070)       (0.081)
 1998                  1.112      0.067        0.020       0.087     (0.067)           --        (0.067)        0.020
 1997                  1.084      0.071        0.028       0.099     (0.071)           --        (0.071)        0.028

--------
* Not Annualized
** Annualized
(A) Certain prior year amounts have been reclassified to conform to current year presentation.
(B) Including reductions.
(C) Excluding reductions. Certain Portfolios have entered varying arrangements with brokers who reduced a portion of the Portfolio's expenses.
(D)  For the six months ended June 30, 2002 (Unaudited).
(1) Net investment income (loss) per share before reductions were $0.024 in 2001, less than $0.013 in 2000, $0.011 in 1999, less than $0.014 in 1998 and less than $0.015 in 1997 for Select International Equity Fund; $0.001 in 2001, $(0.002) in 2000, $(0.003) in 1999, $0.001 in 1998, and less than
    $0.006 in 1997 for Select Growth Fund; and $0.029 in 2001 and less than $0.032 in 2000 for Equity Index Fund.
(2) Investment income is less than $0.0005.
(3) Dividends from net investment income are less than $0.0005.
(4) Effective January 1, 2001, the Select Investment Grade Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premium and discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share by $0.003, an increase in net realized and unrealized gains and losses per share by $0.003 and a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(5) Computed using average shares outstanding through the period.

                          ALLMERICA INVESTMENT TRUST

                           Ratios/Supplemental Data

                                     Ratios to Average Net Assets
                               -----------------------------------------
Net Asset           Net Assets
  Value               End of                  Operating Expenses            Portfolio
 End of    Total      Period   Net Investment ------------------ Management Turnover
 Period    Return    (000's)   Income (Loss)    (B)       (C)       Fees      Rate
--------- ------    ---------- --------------  ----     ----     ---------- ---------

 $1.075    (3.41)%* $  440,487      1.72%**   1.08%**   1.09%**     0.90%**      9%*
  1.113   (21.43)%     460,006      0.97%     0.99%     1.01%       0.89%       26%
  1.781    (9.03)%     679,128      0.77%     0.98%     0.99%       0.88%       24%
  2.031    31.71%      679,341      0.69%     1.01%     1.02%       0.89%       18%
  1.542    16.48%      505,553      0.99%     1.01%     1.02%       0.90%       27%
  1.341     4.65%      397,915      1.17%     1.15%     1.17%       0.97%       20%

 $1.296   (17.77)%* $  518,213      0.01%**   0.91%**   0.95%**     0.81%**     78%*
  1.576   (24.71)%     660,893      0.12%     0.78%     0.85%       0.79%       91%
  2.214   (17.79)%   1,040,237     (0.05)%    0.80%     0.81%       0.76%       79%
  3.049    29.80%    1,216,365     (0.08)%    0.81%     0.83%       0.78%       84%
  2.428    35.44%      815,390      0.08%     0.85%     0.87%       0.82%       86%
  1.811    34.06%      470,356      0.42%     0.91%     0.93%       0.85%       75%

 $2.340   (13.35)%* $  445,992      0.97%**   0.41%**   0.42%**     0.28%**      3%*
  2.715   (12.02)%     517,315      1.02%     0.32%     0.34%       0.28%       21%
  3.299    (9.03)%     599,266      0.87%     0.32%     0.33%       0.27%        9%
  4.060    20.41%      638,230      0.98%     0.35%     0.35%       0.28%       21%
  3.408    28.33%      481,877      1.17%     0.36%     0.36%       0.29%        6%
  2.753    32.41%      297,191      1.38%     0.44%     0.44%       0.31%        9%

 $1.103     2.66%*  $  620,307      5.87%**   0.54%**   0.54%**     0.41%**     47%*
  1.106     7.94%      571,582      5.79%     0.47%     0.47%       0.41%      114%
  1.086    10.31%      445,609      6.53%     0.49%     0.49%       0.42%      159%
  1.051    (0.97)%     240,541      6.22%     0.50%     0.50%       0.43%       75%
  1.132     7.97%      230,623      6.01%     0.52%     0.52%       0.43%      158%
  1.112     9.45%      189,503      6.48%     0.51%     0.51%       0.41%       48%

                                                                     Appendix D

                        DESCRIPTION OF PRINCIPAL RISKS

   The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Principal Investment Risks" within each of the Proposals contained in the Prospectus/Proxy Statement. There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objectives, and an investor in any of the Funds could lose money.

Company Risk

   A Fund's equity and fixed income investments in a company often fluctuate based on:

    .  the firm's actual and anticipated earnings,

    . changes in management, product offerings and overall financial strength and

    .  the potential for takeovers and acquisitions.

   This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

   Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

Credit Risk

   Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of 'credit risk'. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as "junk bonds", have very high levels of credit risk. "Junk bonds" are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuers credit rating or there is negative news that affects the market's perception of the issuers credit risk.

Currency Risk

   This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

Derivatives Risk

   A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.

Emerging Markets Risk

   Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also involve additional risks. The markets of developing countries historically have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and. usually carry higher risks to investors than securities of companies in developed countries.

Foreign Investment Risk

   Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.

Interest Rate Risk

   When interest rates rise, the prices of fixed income securities in a Funds portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Funds portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

Investment Management Risk

   Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques,

Liquidity Risk

   This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called "junk bonds"), restricted securities, over-the-counter securities and derivatives.

Market Risk

   This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

Prepayment Risk

   While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of future interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

Technology Risk

   Investments in the technology industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. In addition, stock prices of companies in technology industries have historically been more volatile than those of companies in other industries.

                            PRICING OF FUND SHARES

   The Funds sell and redeem their shares at a price equal to their net asset value ("NAV"). The Funds do not charge any sales loads or redemption fees. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open--normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAVs on days when the Exchange is closed.

   Equity securities are valued based on market value if market quotations are readily available. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. Debt obligations in the Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the Funds having a remaining maturity, of more than 60 days are based upon readily available market quotations. In other cases, debt and equity securities and any other assets are valued at their fair value following procedures approved by the Trustees.

   Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Funds shares may change on days when shareholders will not be able to buy or sell shares.

                       PURCHASE AND REDEMPTION OF SHARES

   Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

   No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the prospectuses for the variable insurance products.

   Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

   Excessive trading of Fund shares in response to short-term fluctuations in the market--also known as "market timing"--may make it very difficult to manage a Funds investments and raise its expenses. To deter such activity, the Fund does not permit frequent trading or market timing in order to protect the interests of other investors. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long term investment strategies because it is not possible to predict how much cash the Fund will have to invest. When in the Managers or the sub-advisers opinion such activity would have a disruptive effect on portfolio management or harm other investors, each Fund reserves the right to refuse or cancel purchase orders and exchanges into the Fund by any person, group or commonly controlled account. This trading policy applies to contract holders and policy holders notwithstanding any contrary provisions in your insurance contract. The terms of your insurance contract may also restrict your ability to trade among the investment options available under your contract or policy.

                               DISTRIBUTION FEES

   Effective May 1, 2002 each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Funds' shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of each Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial annual rate of 0.15 percent of each Fund's average daily net assets. Because these fees are paid out of a Fund's assets on an on-going basis, over time those fees will increase the cost 'of your investment and may cost you more than paying other types of sales charges.

   The Trust currently offers only one class of shares of each of the Funds, the Service Shares (the "Shares").

                                 DISTRIBUTIONS

   Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Equity Index Fund, Select Growth and Income Fund, Select Strategic Income Fund and Select Investment Grade Income Fund and annually in the case of the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select International Equity Fund, Select Growth Fund and Select Strategic Growth Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts unless an election is made on behalf of a Separate Account to receive some or all of the dividend in cash.

                                     TAXES

   The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals of a portion from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.

   In order for investors to receive the favorable tax treatment available for holders of variable annuity and variable life contracts, the Separate Accounts underlying such contracts, as well as the Funds in which such accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the requisite diversification.

   A Funds investments in foreign securities may be subject to withholding and other taxes at the source, including on dividend or interest payments. In that case, a Fund's yield on those securities would be decreased. In addition, a Fund's investment in foreign securities or foreign currencies may increase or accelerate the Funds recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

                          ALLMERICA INVESTMENT TRUST

                                   FORM N-14
                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION
                               February   , 2003

   This Statement of Additional Information (the "SAI") relates to the following proposed reorganizations (the "Reorganizations"):

    . The Select Strategic Growth Fund (the "Strategic Growth Fund") would merge with and into the Select Growth Fund (the "Select Growth Fund");

    . The Select Emerging Markets Fund (the "Emerging Markets Fund") would merge with and into the Select International Equity Fund (the "International Equity Fund");

    . The Select Growth and Income Fund (the "Growth and Income Fund") would merge with and into the Equity Index Fund;

    . The Select Aggressive Growth Fund (the "Aggressive Growth Fund") would merge with and into the Select Growth Fund; and

    . The Select Strategic Income Fund (the "Strategic Income Fund") would merge with and into the Select Investment Grade Income Fund (the "Investment Grade Income Fund").

   Each of the Strategic Growth Fund, Emerging Markets Fund, Growth and Income Fund, Aggressive Growth Fund, and Strategic Income Fund (collectively the "Acquired Funds") is each a series of Allmerica Investment Trust, a Massachusetts business trust. Similarly, each of the International Equity Fund, Equity Index Fund, Select Growth Fund and Investment Grade Income Fund (collectively the "Acquiring Funds") is each a series of Allmerica Investment Trust, a Massachusetts business trust.

   This SAI contains information which may be of interest to shareholders relating to the Reorganization, but which is not included in the
Prospectus/Proxy Statement dated January   , 2003 (the "Prospectus/Proxy
Statement") of the Acquiring Funds. As described in the Prospectus/Proxy Statement, the Reorganization would involve the transfer of substantially all the assets of, and the assumption of substantially all the liabilities of, the Acquired Funds, in exchange for shares of the Acquiring Funds. The Acquiring Funds would distribute the Acquired Fund shares they receive to their shareholders in complete liquidation of the Acquired Funds.

   This SAI is not a prospectus, and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to

Allmerica Investment Trust, 440 Lincoln Street, Worcester, MA 01653, or by calling 1-877-773-8637.

                               Table of Contents

I.  Additional Information about the Acquiring Funds and the Acquired Funds B-2
II. Information about the Effect of the Mergers............................ B-2

I.  Additional Information about the Acquiring Funds and the Acquired Funds.

   For the Acquiring Funds: Incorporated by reference to Statement of Additional Information for the Acquiring Funds dated May 1, 2002, as filed with the Securities and Exchange Commission.

   For the Acquired Funds: Incorporated by reference to Statement of Additional Information for the Acquired Funds dated May 1, 2002, as filed with the Securities and Exchange Commission.

II.  Financial Statements.

   This SAI incorporates by reference (i) the Annual Reports of the Acquiring Funds for the year ended December 31, 2001, (ii) the Semiannual Reports of the Acquiring Funds for the six months ended June 30, 2002, (iii) the Annual Report of the Acquired Funds for the year ended December 31, 2001, and (iv) the Semiannual Report of the Acquired Funds for the six months ended June 30, 2002. Each of these reports contains historical financial information regarding the Funds. Such reports have been filed with the Securities and Exchange Commission, and the financial statements and report of independent accountants (in the case of the Annual Reports) therein are incorporated herein by reference.

   Information, including financial highlights, about the effect of the proposed mergers on the Acquiring Funds is provided on the following pages.

                                  PROPOSAL #1

                        PRO FORMA FINANCIAL INFORMATION

   The unaudited pro forma information set forth below for the period ended June 30, 2002 is intended to present ratios and supplemental data as if the merger of the Select Strategic Growth Fund (the "Acquired Fund") into the Select Growth Fund ("Acquiring Fund") (the "Funds") had been consummated at December 31, 2001. The unaudited pro forma information set forth below for the year ended December 31, 2001 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund had been consummated at June 30, 2002.

   The Funds have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. The Acquired Fund pays a management fee at the annual rate of 0.85% of its average daily net assets while the Acquiring Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.70% up to 0.85% based upon the level of the fund's average daily net assets. On a pro forma basis for the six months ended June 30, 2002, the proposed reorganization would result in a decrease of $18,222 in the management fees charged with respect to the combined assets of the Funds. Similarly, on a pro forma basis for the year ended December 31, 2001, the proposed reorganization would result in a decrease of $32,946 in the management fees charged with respect to the combined assets of the Funds. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of approximately $22,000 on a pro forma basis for the six months ended June 30, 2002 and $44,000 on a pro forma basis for the year ended December 31, 2001. These pro forma adjustments are reflected in the information presented below.

                    For the Six Months Ended June 30, 2002

                                                                          Select Growth
                                                                              Fund
                                           Select Strategic Select Growth   Pro Forma
                                             Growth Fund        Fund        Combined
                                           ---------------- ------------- -------------
Net Assets, end of period (000's).........     $24,775        $518,213      $543,028
Total Return (Not Annualized).............      (33.75)%        (17.77)%      (18.52)%
Ratios to Average Net Assets (Annualized):
   Net Investment Income (Loss)...........       (1.15)%          0.01%        (0.03)%
   Operating Expenses/1/..................        1.20%           0.91%         0.91%
   Operating Expenses/2/..................        1.21%           0.95%         0.95%
   Operating Expenses/3/..................        1.25%           0.95%         0.95%
   Management Fees--Gross.................        0.85%           0.81%         0.81%
   Management Fees--Net...................        0.81%           0.81%         0.81%

                     For the Year Ended December 31, 2001

                                                                  Select Growth
                                                                      Fund
                                   Select Strategic Select Growth   Pro Forma
                                     Growth Fund        Fund        Combined
                                   ---------------- ------------- -------------
 Net Assets, end of period (000's)     $35,178        $660,893      $696,147
 Total Return.....................      (29.28)%        (24.71)%      (24.89)%
 Ratios to Average Net Assets:
    Net Investment Income (Loss)..       (0.73)%          0.12%         0.09%
    Operating Expenses/1/.........        1.14%           0.78%         0.78%
    Operating Expenses/2/.........        1.14%           0.85%         0.85%
    Operating Expenses/3/.........        1.14%           0.85%         0.85%
    Management Fees--Gross........        0.85%           0.79%         0.79%
    Management Fees--Net..........        0.85%           0.79%         0.79%

--------
/1/ Including fee reimbursements from the manager and reductions.
/2/ Excluding reductions. Certain Funds have entered into varying arrangements with brokers who reduced a portion of the Fund's expenses.
/3/ Excluding fee reimbursements from the manager and reductions.

   The total return figures set forth above for the Select Growth Fund on a pro forma basis are based on a weighted average total return of the Acquiring Fund and the Acquired Fund during the periods presented. The pro forma total return figures for the Select Growth Fund may not be indicative of the total return the Select Growth Fund would have achieved if the reorganization had been consummated at the beginning of the periods indicated.

   The unaudited pro forma information set forth above should be read in conjunction with the semi-annual unaudited financial statements for the period ended June 30, 2002 and the annual audited financial statements for the year ended December 31, 2001.

                                  PROPOSAL #2

                        PRO FORMA FINANCIAL INFORMATION

   The unaudited pro forma information set forth below for the period ended June 30, 2002 is intended to present ratios and supplemental data as if the merger of the Select Emerging Markets Fund (the "Acquired Fund") into the Select International Equity Fund ("Acquiring Fund") (the "Funds") had been consummated at December 31, 2001. The unaudited pro forma information set forth below for the year ended December 31, 2001 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund had been consummated at June 30, 2002.

   The Funds have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. Prior to July 1, 2002, the Acquired Fund paid a management fee at the annual rate of 1.35% of its average daily net assets./1/ The Acquiring Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.85% up to 1.00% based upon the level of the fund's average daily net assets. On a pro forma basis for the six months ended June 30, 2002, the proposed reorganization would result in a decrease of $140,850 in the management fees charged with respect to the combined assets of the Funds. Similarly, on a pro forma basis for the year ended December 31, 2001, the proposed reorganization would result in a decrease of $245,173 in the management fees charged with respect to the combined assets of the Funds. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of approximately $18,500 on a pro forma basis for the six months ended June 30, 2002 and $39,000 on a pro forma basis for the year ended December 31, 2001. These pro forma adjustments are reflected in the information presented below.

                    For the Six Months Ended June 30, 2002

                                                                          Select
                                                                       International
                                                                        Equity Fund
                                  Select Emerging Select International   Pro Forma
                                   Markets Fund       Equity Fund        Combined
                                  --------------- -------------------- -------------
Net Assets, end of period (000's)     $55,414           $440,487         $496,060
Total Return (Not Annualized)....       (2.23)%            (3.41)%          (3.28)%
Ratios to Average Net Assets
  (Annualized):
   Net Investment Income (Loss)..        0.28%              1.72%            1.62%
   Operating Expenses/1/.........        1.78%              1.08%            1.10%
   Operating Expenses/2/.........        1.82%              1.09%            1.11%
   Operating Expenses/3/.........        1.82%              1.09%            1.11%
   Management Fees--Gross........        1.35%              0.90%            0.89%
   Management Fees--Net..........        1.35%              0.90%            0.89%

                     For the Year Ended December 31, 2001

                                                                          Select
                                                                       International
                                                                        Equity Fund
                                  Select Emerging Select International   Pro Forma
                                   Markets Fund       Equity Fund        Combined
                                  --------------- -------------------- -------------
Net Assets, end of period (000's)     $50,888           $460,006         $511,179
Total Return.....................       (9.13)%           (21.43)%         (20.42)%
Ratios to Average Net Assets:
   Net Investment Income (Loss)..        0.41%              0.97%            0.97%
   Operating Expenses/1/.........        1.59%              0.99%            0.99%
   Operating Expenses/2/.........        1.69%              1.01%            1.02%
   Operating Expenses/3/.........        1.69%              1.01%            1.02%
   Management Fees--Gross........        1.35%              0.89%            0.89%
   Management Fees--Net..........        1.35%              0.89%            0.89%

--------
  Effective July 1, 2002, the management fee for Select Emerging Markets Fund was reduced from 1.35% to 1.15%.
/1/ Including fee reimbursements from the manager and reductions.
/2/ Excluding reductions. Certain Funds have entered into varying arrangements with brokers who reduced a portion of the Fund's expenses.
/3/ Excluding fee reimbursements from the manager and reductions.

   The total return figures set forth above for the Select International Equity Fund on a pro forma basis are based on a weighted average total return of the Acquiring Fund and the Acquired Fund during the periods presented. The pro forma total return figures for the Select International Equity Fund may not be indicative of the total return the Select International Equity Fund would have achieved if the reorganization had been consummated at the beginning of the periods indicated.

   The unaudited pro forma information set forth above should be read in conjunction with the semi-annual unaudited financial statements for the period ended June 30, 2002 and the annual audited financial statements for the year ended December 31, 2001.

                                  PROPOSAL #3

                        PRO FORMA FINANCIAL INFORMATION

   The unaudited pro forma information set forth below for the period ended June 30, 2002 is intended to present ratios and supplemental data as if the merger of the Select Growth and Income Fund (the "Acquired Fund") into the Equity Index Fund ("Acquiring Fund") (the "Funds") had been consummated at December 31, 2001. The unaudited pro forma information set forth below for the year ended December 31, 2001 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund had been consummated at June 30, 2002.

   The Funds have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. The Acquired Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.65% up to 0.75% based upon the level of the fund's average daily net assets while the Acquiring Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.25% up to 0.35% based upon the level of the fund's average daily net assets. On a pro forma basis for the six months ended June 30, 2002, the proposed reorganization would result in a decrease of $1,187,849 in the management fees charged with respect to the combined assets of the Funds. Similarly, on a pro forma basis for the year ended December 31, 2001, the proposed reorganization would result in a decrease of $2,918,365 in the management fees charged with respect to the combined assets of the Funds. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of approximately $10,000 on a pro forma basis for the six months ended June 30, 2002 and $19,000 on a pro forma basis for the year ended December 31, 2001. These pro forma adjustments are reflected in the information presented below.

                    For the Six Months Ended June 30, 2002

                                                                          Equity Index
                                                                              Fund
                                           Select Growth and Equity Index  Pro Forma
                                              Income Fund        Fund       Combined
                                           ----------------- ------------ ------------
Net Assets, end of period (000's).........     $466,532        $445,992     $913,722
Total Return (Not Annualized).............       (15.62)%        (13.35)%     (14.52)%
Ratios to Average Net Assets (Annualized):
   Net Investment Income (Loss)...........         0.53%           0.97%        0.96%
   Operating Expenses/1/..................         0.82%           0.41%        0.40%
   Operating Expenses/2/..................         0.82%           0.42%        0.40%
   Operating Expenses/3/..................         0.82%           0.42%        0.40%
   Management Fees--Gross.................         0.68%           0.28%        0.26%
   Management Fees--Net...................         0.68%           0.28%        0.26%

                     For the Year Ended December 31, 2001

                                                                  Equity Index
                                                                      Fund
                                   Select Growth and Equity Index  Pro Forma
                                      Income Fund        Fund       Combined
                                   ----------------- ------------ ------------
 Net Assets, end of period (000's)     $609,818        $517,315    $1,130,071
 Total Return.....................       (11.75)%        (12.02)%      (11.84)%
 Ratios to Average Net Assets:
    Net Investment Income (Loss)..         0.56%           1.02%         1.00%
    Operating Expenses/1/.........         0.72%           0.32%         0.31%
    Operating Expenses/2/.........         0.73%           0.34%         0.32%
    Operating Expenses/3/.........         0.73%           0.34%         0.32%
    Management Fees--Gross........         0.68%           0.28%         0.26%
    Management Fees--Net..........         0.68%           0.28%         0.26%

--------
/1/ Including fee reimbursements from the manager and reductions.
/2/ Excluding reductions. Certain Funds have entered into varying arrangements with brokers who reduced a portion of the Fund's expenses.
/3/ Excluding fee reimbursements from the manager and reductions.

   The total return figures set forth above for the Equity Index Fund on a pro forma basis are based on a weighted average total return of the Acquiring Fund and the Acquired Fund during the periods presented. The pro forma total return figures for the Equity Index Fund may not be indicative of the total return the Equity Index Fund would have achieved if the reorganization had been consummated at the beginning of the periods indicated.

   The unaudited pro forma information set forth above should be read in conjunction with the semi-annual unaudited financial statements for the period ended June 30, 2002 and the annual audited financial statements for the year ended December 31, 2001.

                                  PROPOSAL #4

                        PRO FORMA FINANCIAL INFORMATION

   The unaudited pro forma information set forth below for the period ended June 30, 2002 is intended to present ratios and supplemental data as if the merger of the Select Aggressive Growth Fund (the "Acquired Fund") into the Select Growth Fund ("Acquiring Fund") (the "Funds") had been consummated at December 31, 2001. The unaudited pro forma information set forth below for the year ended December 31, 2001 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund had been consummated at June 30, 2002.

   The Funds have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. The Acquired Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.65% up to 1.00% based upon the level of the fund's average daily net assets while the Acquiring Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.70% up to 0.85% based upon the level of the fund's average daily net assets. On a pro forma basis for the six months ended June 30, 2002, the proposed reorganization would result in a decrease of $372,061 in the management fees charged with respect to the combined assets of the Funds. Similarly, on a pro forma basis for the year ended December 31, 2001, the proposed reorganization would result in a decrease of $832,258 in the management fees charged with respect to the combined assets of the Funds. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of approximately $8,500 on a pro forma basis for the six months ended June 30, 2002 and $18,500 on a pro forma basis for the year ended December 31, 2001. These pro forma adjustments are reflected in the information presented below.

                    For the Six Months Ended June 30, 2002

                                                                  Select Growth
                                                                      Fund
                                  Select Aggressive Select Growth   Pro Forma
                                     Growth Fund        Fund        Combined
                                  ----------------- ------------- -------------
Net Assets, end of period (000's)     $389,264        $518,213      $907,857
Total Return (Not Annualized)....       (17.27)%        (17.77)%      (17.54)%
Ratios to Average Net Assets
  (Annualized):
   Net Investment Income (Loss)..        (0.45)%          0.01%        (0.12)%
   Operating Expenses/1/.........         1.05%           0.91%         0.90%
   Operating Expenses/2/.........         1.05%           0.95%         0.93%
   Operating Expenses/3/.........         1.05%           0.95%         0.93%
   Management Fees--Gross........         0.88%           0.81%         0.77%
   Management Fees--Net..........         0.88%           0.81%         0.77%

                     For the Year Ended December 31, 2001

                                                                  Select Growth
                                                                      Fund
                                  Select Aggressive Select Growth   Pro Forma
                                     Growth Fund        Fund        Combined
                                  ----------------- ------------- -------------
Net Assets, end of period (000's)     $516,676        $660,893     $1,178,419
Total Return.....................       (21.60)%        (24.71)%       (23.31)%
Ratios to Average Net Assets:
   Net Investment Income (Loss)..        (0.32)%          0.12%         (0.02)%
   Operating Expenses/1/.........         0.87%           0.78%          0.76%
   Operating Expenses/2/.........         0.90%           0.85%          0.81%
   Operating Expenses/3/.........         0.90%           0.85%          0.81%
   Management Fees--Gross........         0.83%           0.79%          0.75%
   Management Fees--Net..........         0.83%           0.79%          0.75%

--------
/1/ Including fee reimbursements from the manager and reductions.
/2/ Excluding reductions. Certain Funds have entered into varying arrangements with brokers who reduced a portion of the Fund's expenses.
/3/ Excluding fee reimbursements from the manager and reductions.

   The total return figures set forth above for the Select Growth Fund on a pro forma basis are based on a weighted average total return of the Acquiring Fund and the Acquired Fund during the periods presented. The pro forma total return figures for the Select Growth Fund may not be indicative of the total return the Select Growth Fund would have achieved if the reorganization had been consummated at the beginning of the periods indicated.

   The unaudited pro forma information set forth above should be read in conjunction with the semi-annual unaudited financial statements for the period ended June 30, 2002 and the annual audited financial statements for the year ended December 31, 2001.

                                  PROPOSAL #5

                        PRO FORMA FINANCIAL INFORMATION

   The unaudited pro forma information set forth below for the period ended June 30, 2002 is intended to present ratios and supplemental data as if the merger of the Select Strategic Income Fund (the "Acquired Fund") into the Select Investment Grade Income Fund ("Acquiring Fund") (the "Funds") had been consummated at December 31, 2001. The unaudited pro forma information set forth below for the year ended December 31, 2001 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund had been consummated at June 30, 2002.

   The Funds have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. The Acquired Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.45% up to 0.60% based upon the level of the fund's average daily net assets while the Acquiring Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.40% up to 0.50% based upon the level of the fund's average daily net assets. On a pro forma basis for the six months ended June 30, 2002, the proposed reorganization would result in a decrease of $68,615 in the management fees charged with respect to the combined assets of the Funds. Similarly, on a pro forma basis for the year ended December 31, 2001, the proposed reorganization would result in a decrease of $48,542 in the management fees charged with respect to the combined assets of the Funds. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of approximately $15,500 on a pro forma basis for the six months ended June 30, 2002 and $46,000 on a pro forma basis for the year ended December 31, 2001. These pro forma adjustments are reflected in the information presented below.

                    For the Six Months Ended June 30, 2002

                                                                        Select
                                                                      Investment
                                                                     Grade Income
                                                   Select Investment     Fund
                                  Select Strategic   Grade Income     Pro Forma
                                    Income Fund          Fund          Combined
                                  ---------------- ----------------- ------------
Net Assets, end of period (000's)     $101,953         $620,307        $722,344
Total Return (Not Annualized)....         3.08%            2.66%           2.71%
Ratios to Average Net Assets
  (Annualized):
   Net Investment Income (Loss)..         4.16%            5.87%           5.70%
   Operating Expenses/1/.........         0.83%            0.54%           0.55%
   Operating Expenses/2/.........         0.83%            0.54%           0.55%
   Operating Expenses/3/.........         0.83%            0.54%           0.55%
   Management Fees--Gross........         0.58%            0.41%           0.41%
   Management Fees--Net..........         0.58%            0.41%           0.41%

                     For the Year Ended December 31, 2001

                                                                             Select
                                                                           Investment
                                                                          Grade Income
                                                        Select Investment     Fund
                                       Select Strategic   Grade Income     Pro Forma
                                         Income Fund          Fund          Combined
                                       ---------------- ----------------- ------------
Net Assets, end of period (000's).....     $54,481          $571,582        $626,158
Total Return..........................        6.95%             7.94%           7.89%
Ratios to Average Net Assets:
   Net Investment Income (Loss).......        3.91%             5.79%           5.71%
   Operating Expenses/1/..............        0.97%             0.47%           0.47%
   Operating Expenses/2/..............        0.97%             0.47%           0.47%
   Operating Expenses/3/..............        0.97%             0.47%           0.47%
   Management Fees--Gross.............        0.58%             0.41%           0.41%
   Management Fees--Net...............        0.58%             0.41%           0.41%

--------
/1/ Including fee reimbursements from the manager and reductions.
/2/ Excluding reductions. Certain Funds have entered into varying arrangements with brokers who reduced a portion of the Fund's expenses.
/3/ Excluding fee reimbursements from the manager and reductions.

   The total return figures set forth above for the Select Investment Grade Income Fund on a pro forma basis are based on a weighted average total return of the Acquiring Fund and the Acquired Fund during the periods presented. The pro forma total return figures for the Select Investment Grade Income Fund may not be indicative of the total return the Select Investment Grade Income Fund would have achieved if the reorganization had been consummated at the beginning of the periods indicated.

   The unaudited pro forma information set forth above should be read in conjunction with the semi-annual unaudited financial statements for the period ended June 30, 2002 and the annual audited financial statements for the year ended December 31, 2001.

                              PROPOSALS #1 AND #4

                        PRO FORMA FINANCIAL INFORMATION

   The unaudited pro forma information set forth below for the period ended June 30, 2002 is intended to present ratios and supplemental data as if the merger of the Select Strategic Growth Fund and the Select Aggressive Growth Fund ("Acquired Funds") into the Select Growth Fund ("Acquiring Fund") (the "Funds") had been consummated at December 31, 2001. The unaudited pro forma information set forth below for the year ended December 31, 2001 is intended to present ratios and supplemental data as if the merger of the Acquired Funds into the Acquiring Fund had been consummated at June 30, 2002.

   The Funds have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. The Select Strategic Growth Fund pays a management fee at an annual rate of 0.85% of its average daily net assets; the Select Aggressive Growth Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.65% up to 1.00% based upon the level of the fund's average daily net assets while the Acquiring Fund pays a management fee rate equal to a weighted average of a series of annual rates ranging from 0.70% up to 0.85% based upon the level of the fund's average daily net assets. On a pro forma basis for the six months ended June 30, 2002, the proposed reorganization would result in a decrease of $394,681 in the management fees charged with respect to the combined assets of the Funds. Similarly, on a pro forma basis for the year ended December 31, 2001, the proposed reorganization would result in a decrease of $881,577 in the management fees charged with respect to the combined assets of the Funds. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of approximately $30,500 on a pro forma basis for the six months ended June 30, 2002 and $62,400 on a pro forma basis for the year ended December 31, 2001. These pro forma adjustments are reflected in the information presented below.

                    For the Six Months Ended June 30, 2002

                                                                         Select Growth
                                                 Select                      Fund
                              Select Strategic Aggressive  Select Growth   Pro Forma
                                Growth Fund    Growth Fund     Fund        Combined
                              ---------------- ----------- ------------- -------------
Net Assets, end of period
  (000's)....................     $24,775       $389,264     $518,213      $932,676
Total Return (Not Annualized)      (33.75)%       (17.27)%     (17.77)%      (17.99)%
Ratios to Average Net Assets
  (Annualized):
   Net Investment Income
     (Loss)..................       (1.15)%        (0.45)%       0.01%        (0.13)%
   Operating Expenses/1/.....        1.20%          1.05%        0.91%         0.90%
   Operating Expenses/2/.....        1.21%          1.05%        0.95%         0.92%
   Operating Expenses/3/.....        1.25%          1.05%        0.95%         0.92%
   Management Fees--Gross....        0.85%          0.88%        0.81%         0.77%
   Management Fees--Net......        0.81%          0.88%        0.81%         0.77%

                     For the Year Ended December 31, 2001

                                                                         Select Growth
                                                 Select                      Fund
                              Select Strategic Aggressive  Select Growth   Pro Forma
                                Growth Fund    Growth Fund     Fund        Combined
                              ---------------- ----------- ------------- -------------
Net Assets, end of period
  (000's)....................     $35,178       $516,676     $660,893     $1,213,690
Total Return (Not Annualized)      (21.98)%       (21.60)%     (24.71)%       (23.28)%
Ratios to Average Net Assets
  (Annualized):
   Net Investment Income
     (Loss)..................       (0.73)%        (0.32)%       0.12%         (0.03)%
   Operating Expenses/1/.....        1.14%          0.87%        0.78%          0.76%
   Operating Expenses/2/.....        1.14%          0.90%        0.85%          0.81%
   Operating Expenses/3/.....        1.14%          0.90%        0.85%          0.81%
   Management Fees--Gross....        0.85%          0.83%        0.79%          0.75%
   Management Fees--Net......        0.85%          0.83%        0.79%          0.75%

--------
/1/ Including fee reimbursements from the manager and reductions.
/2/ Excluding reductions. Certain Funds have entered into varying arrangements with brokers who reduced a portion of the Fund's expenses.
/3 /Excluding fee reimbursements from the manager and reductions.

   The total return figures set forth above for the Select Growth Fund on a pro forma basis are based on a weighted average total return of the Acquiring Fund and the Acquired Funds during the periods presented. The pro forma total return figures for the Select Growth Fund may not be indicative of the total return the Select Growth Fund would have achieved if the reorganization had been consummated at the beginning of the periods indicated.

   The unaudited pro forma information set forth above should be read in conjunction with the semi-annual unaudited financial statements for the period ended June 30, 2002 and the annual audited financial statements for the year ended December 31, 2001.

PART C.  OTHER INFORMATION

Item 16.  Exhibits

Exhibit 1 Agreement and Declaration of Trust, dated October 11, 1984, as amended May 12, 1992 was filed previously in Post-effective
             Amendment No. 36 to the Registrant's Registration Statement on Form
             N-1A on April 15, 1998 and is incorporated herein by reference.

Exhibit 2 Bylaws as amended May 10, 1999 were filed previously in Post-effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A on February 28, 2000 and are incorporated herein by reference.

Exhibit 3    None

Exhibit 4    Form of Agreement and Plan of Reorganization, dated as of January 7,
             2003, is filed as Appendix A to Part A of this Registration Statement.

Exhibit 5(a) Article VIII of Registrant's Agreement and Declaration Trust, entitled
             "Indemnification," was filed previously in Post-effective Amendment
             No. 36 to the Registrant's Registration Statement on Form N-1A on
             April 15, 1998 and is incorporated herein by reference.

Exhibit 5(b) Article III, Section 12 of the Bylaws of First Allmerica was filed previously in Post-effective Amendment No. 36 to the Registrant's
             Registration Statement on Form N-1A on April 15, 1998 and is incorporated herein by reference.

Exhibit 6(a) Management Agreement between Registrant and Allmerica Financial
             Investment Management Services, Inc. (the "Manager") dated April 16,
             1998 (compensation schedule amended as of October 1, 2000) was filed previously in Post-Effective Amendment No. 41 to the Registrant's
             Registration Statement on Form N-1A on April 11, 2001 and is incorporated here by reference.

Exhibit 6(b) Sub-Advisor Agreement between the Manager and Schroder Investment
             Management North America Inc. with respect to the Select Emerging
             Markets Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A on February 25, 1999 and is incorporated here by reference.

Exhibit 6(c) Sub-Adviser Agreement between the Manager and Massachusetts
             Financial Services Company with respect to the Select Aggressive
             Growth Fund dated June 1, 2001 was filed previously in Post-effective
             Amendment No. 43 to the Registrant's Registration Statement on
             Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 6(d) Sub-Adviser Agreement between the Manager and Jennison Associates
             LLC with respect to the Select Aggressive Growth Fund dated June 1,
             2001 was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 6(e) Sub-Adviser Agreement between the Manager and Bank of Ireland
             Asset Management (U.S.) Limited with respect to the Select
             International Equity Fund dated April 16, 1998 was filed previously in
             Post-effective Amendment No. 37 to the Registrant's Registration
             Statement on Form N-1A on February 25, 1999 and is incorporated herein by reference.

Exhibit 6(f) Sub-Adviser Agreement between the Manager and Putnam Investment
             Management, Inc. with respect to the Select Growth Fund dated April
             16, 1998 was filed previously in Post-effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A on February 25,
             1999 and is incorporated herein by reference.

Exhibit 6(g) Sub-Adviser Agreement between the Manager and TCW Investment
             Management Services, Inc. with respect to the Select Strategic Growth
             Fund dated July 6, 2001 was filed previously in Post-effective
             Amendment No. 43 to the Registrant's Registration Statement on Form
             N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 6(h) Sub-Adviser Agreement between the Manager and J. P. Morgan
             Investment Management Inc. with respect to the Select Growth and
             Income Fund dated April 1, 1999 was filed previously in Post-effective
             Amendment No. 38 to the Registrant's Registration Statement on Form
             N-1A on April 29, 1999 and is incorporated herein by reference.

Exhibit 6(i) Sub-Adviser Agreement by and among the Manager, Western Asset
             Management Company and Western Asset Management Company
             Limited with respect to the Select Strategic Income Fund dated August
             8, 2000 was filed previously in Post-Effective Amendment No. 41 to the
             Registrant's Registration Statement on Form N-1A on April 11, 2001
             and is incorporated herein by reference.

Exhibit 6(j) Sub-Adviser Agreement between the Manager and Allmerica Asset
             Management, Inc. with respect to the Equity Index Fund and Select
             Investment Grade Income Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 to the Registrant's
             Registration Statement on Form N-1A on February 25, 1999 and is incorporated herein by reference.

Exhibit 7     Distribution Agreement with Allmerica Investments, Inc. dated
              February 25, 1998 was filed previously in Post-effective Amendment
              No. 36 to the Registrant's Registration Statement on Form N-1A on
              April 15, 1998 and is incorporated herein by reference.

Exhibit 8     None

Exhibit 9 Custodian Agreement with Investors Bank & Trust Company, as amended July 1, 2000 was filed previously in Post-effective
              Amendment No. 43 to the Registrant's Registration Statement on Form
              N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 10    Plan of Distribution and Service under Rule 12b-1 was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration
              Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 11    Opinion and consent of counsel is filed herein.

Exhibit 12 Opinion and consent of counsel regarding tax matters to be filed by amendment.

Exhibit 13(a) Administration Services Agreement between Manager, Registrant and
              Investors Bank & Trust Company, amended July 1, 2000 was filed previously in Post-effective Amendment No. 43 to the Registrant's
              Registration Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 13(b) Securities Lending Agency Agreement with Investors Bank & Trust
              Company (Schedule II amended as of February 23, 2001) was filed previously in Post-Effective Amendment No. 41 to the Registrant's
              Registration Statement on Form N-1A on April 11, 2001 and is incorporated herein by reference.

Exhibit 14    Consent of Independent Accountants is filed herein.

Exhibit 15    None

Exhibit 16    Power of Attorney is filed herein.

Exhibit 17(a) Participation Agreement among Registrant, the Manager and First
              Allmerica Financial Life Insurance Company dated March 22, 2000
              (Schedule A amended as of August 20, 2001) was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration
              Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 17(b) Participation Agreement among Registrant, the Manager and
              Allmerica Financial Life Insurance and Annuity Company dated
              March 22, 2000 (Schedule A amended as of August 20, 2001) was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act and the Investment Company Act, Allmerica Investment Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the 17th day of January, 2003.

                                              ALLMERICA INVESTMENT TRUST

                                              By:    /s/  JOHN P. KAVANAUGH
                                                  -----------------------------
                                                  John P. Kavanaugh, President

   Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

          Signature                      Title                  Date
          ---------                      -----                  ----

   /S/  JOHN P. KAVANAUGH      President (Chief Executive January 17, 2003
-----------------------          Officer), Chairman of
      John P. Kavanaugh          the Board and Trustee

      /S/  PAUL T. KANE        Treasurer (Principal       January 17, 2003
-----------------------          Accounting Officer,
        Paul T. Kane             Principal Financial
                                 Officer)

              *                Trustee                    January 17, 2003
-----------------------
      P. Kevin Condron

              *                Trustee                    January 17, 2003
-----------------------
      Joceyln S. Davis

              *                Trustee                    January 17, 2003
-----------------------
     Cynthia A. Hargadon

              *                Trustee                    January 17, 2003
-----------------------
    T. Britton Harris, IV

              *                Trustee                    January 17, 2003
-----------------------
        Gordon Holmes

          Signature             Title        Date
          ---------             -----        ----

              *                Trustee January 17, 2003
-----------------------
         Mark A. Hug

              *                Trustee January 17, 2003
-----------------------
        Attiat F. Ott

              *                Trustee January 17, 2003
-----------------------
       Ranne P. Warner

By: /s/ John P. Kavanaugh, as
-----------------------
Attorney-in-fact pursuant to
   Power of Attorney filed
          herewith

                                 EXHIBIT INDEX

                 Number     Description
                 ------     -----------

                 Exhibit 11 Opinion and consent of counsel

                 Exhibit 14 Consent of Independent Accountants

                 Exhibit 16 Power of Attorney

ALLMERICA INVESTMENT TRUST
     PROXY TABULATOR
      P.O. BOX 9132
 HINGHAM, MA 02043-9132

                       Please fold and detach card at perforation before mailing

                                       NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
INSURANCE COMPANY NAME PRINTS HERE                     TO BE HELD MARCH 27, 2003
FUND NAME PRINTS HERE                                 ALLMERICA INVESTMENT TRUST

     The undersigned hereby appoints John P. Kavanaugh, Joseph W. MacDougall, Jr., Paul T. Kane, Gregory D. Sheehan and George M. Boyd, and each of them, attorneys and proxies of the undersigned, with full power of substitution, and does hereby request that the votes attributable to all of the undersigned's shares be cast as directed, with all powers the undersigned would possess if personally present, at a Special Meeting of the shareholders of the Select Emerging Markets Fund (the "Emerging Markets Fund"), Select Aggressive Growth Fund (the "Aggressive Growth Fund"), Select Strategic Growth Fund (the "Strategic Growth Fund"), Select Growth and Income Fund (the "Growth and Income Fund"), and Select Strategic Income Fund (collectively with the Emerging Markets Fund, Aggressive Growth Fund, Strategic Growth Fund, Growth and Income Fund and Strategic Income Fund, the "Acquired Funds"), five series of Allmerica Investment Trust (the "Trust"), to be held at 9:00 a.m. Eastern Time on Thursday, March 27, 2003, at 440 Lincoln Street, Worcester, Massachusetts 01653 for the purposes listed on the reverse side of this card.

Only shareholders of record as of the close of business on January 8, 2003 will be entitled to notice of and to vote at the meeting and any adjournment thereof.
Note: The undersigned hereby acknowledges receipt of the Notice of Meeting and Proxy Statement and revokes any proxy heretofore given with respect to the votes covered by this proxy.

                                     Dated:___________________, 2003

                               Sign, Date and Return the Proxy Card Promptly
                                       Using the Enclosed Envelope.
                          ------------------------------------------------------


                          ------------------------------------------------------
                                  Signature; Signature(s) if held jointly

                          Please sign exactly as the name appears hereon. When signing as executor, administrator, attorney, trustee or guardian, please give full title. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. If joint owners, each owner should sign.

                                                                             AIT

           Please fold and detach card at perforation before mailing

     This Proxy when properly executed will be voted in the manner directed by the Shareholder. If no direction is made, the Proxy will be voted "FOR" the proposal.
Please fill in box(es) as shown using black or blue ink or number 2 pencil. [X] PLEASE DO NOT USE FINE POINT PENS.

                                                                                     APPROVE   DISAPPROVE   ABSTAIN
1.  To approve the Agreement and Plan of Reorganization for the Select Strategic       [ ]         [ ]        [ ]
    Growth Fund to merge with and into the Select Growth Fund.

2.  To approve the Agreement and Plan of Reorganization for the Select Emerging        [ ]         [ ]        [ ]
    Markets Fund to merge with and into the Select International Equity Fund.

3.  To approve the Agreement and Plan of Reorganization for the Select Growth          [ ]         [ ]        [ ]
    and Income Fund to merge with and into the Equity Index Fund.

4.  To approve the Agreement and Plan of Reorganization for the Select                 [ ]         [ ]        [ ]
    Aggressive Growth Fund to merge with and into the Select Growth Fund.

5.  To approve the Agreement and Plan of Reorganization for the Select Strategic       [ ]         [ ]        [ ]
    Income Fund to merge with and into the Select Investment Grade Income Fund.

6. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

                                                                                                   AIT